                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|

     Pre-Effective Amendment No.                                      |_|

     Post-Effective Amendment No. 27                                  |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

     Amendment No. 29                                                 |X|

                        (Check appropriate box or boxes.)

                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
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               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

     David C. Tucker, Esquire, 4500 Main Street, Kansas City, MO 64141-6200
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                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 2000

  It is proposed that this filing will become effective (check appropriate box)

      |_|   immediately upon filing pursuant to paragraph (b)
      [X]   on May 1, 2000 pursuant to paragraph (b)
      |_|   60 days after filing pursuant to paragraph (a)(1)
      |_|   on (date) pursuant to paragraph (a)(1)
      |_|   75 days after filing pursuant to paragraph (a)(2)
      |_|   on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

      |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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Your AMERICAN CENTURY prospectus Income & Growth Fund Equity Growth Fund Small Cap Quantitative Fund

MAY 1, 2000
INVESTOR CLASS

The Securities and Exchange
Commission has not approved
or disapproved these securities
or determined if this Prospectus
is accurate or complete. Anyone
who tells you otherwise is
committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419200 Kansas City, MO 64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History — See how the funds performed from year to year.

Fees and Expenses — Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks — Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

An Overview of the Funds

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

      Income & Growth Fund

      Equity Growth Fund

      Small Cap Quantitative Fund

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Funds

What are the funds' investment objectives?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth and Equity Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. For Small Cap Quantitative, the fund managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. A more detailed description of the funds' investment strategies begins on page 5.

The funds' principal risks include

  Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
  Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.
  Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

  seeking long-term capital growth from your investment
  comfortable with the funds' short-term price volatility
  comfortable with the risks associated with the funds' investment strategy investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

  seeking current income from your investment in Equity Growth or Small Cap Quantitative investing for a short period of time
  uncomfortable with short-term volatility in the value of your investment

[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance History

Income & Growth Fund

Equity Growth Fund

Small Cap Quantitative Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each full calendar year in the life of the funds. It indicates the volatility of the funds' historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                          1991      1992      1993      1994      1995      1996      1997      1998      1999
Income & Growth          39.08%     7.87%    11.31%    -0.56%    36.87%    24.15%    34.45%    27.67%    17.96%
Equity Growth                       4.13%    11.42%    -0.23%    34.56%    27.34%    35.06%    25.45%    18.47%
Small Cap Quantitative                                                                                    9.76%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                  Highest                      Lowest
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Income & Growth                   22.18% (4Q 1998)             -11.29% (3Q 1998)
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Equity Growth                     23.10% (4Q 1998)             -13.88% (3Q 1998)
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Small Cap Quantitative            17.40% (2Q 1999)             -13.92% (1Q 1999)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year
ended December 31, 1999               1 year        5 years     Life of Fund(1)
--------------------------------------------------------------------------------
Income & Growth                       17.96%        28.02%        21.43%
S&P 500 Index                         21.04%        28.56%        20.78%(2)
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Equity Growth                         18.47%        28.20%        19.63%
S&P 500 Index                         21.04%        28.56%        19.54%
--------------------------------------------------------------------------------
Small Cap Quantitative                 9.76%        N/A            7.08%
S&P Small Cap 600 Index               12.41%        N/A            9.13%
  The inception dates for the funds are: Income & Growth, December 17, 1990; Equity Growth, May 9, 1991; and Small Cap Quantitative, July 31, 1998.
  Since December 13, 1990, the date closest to the fund's inception for which data are available.

Fees and Expenses

There are no sales loads, fees or other charges
  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Investor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                            Management   Distribution and         Other         Total Annual Fund
                            Fee(1)       Service (12b-1) Fees     Expenses(2)   Operating Expenses
--------------------------------------------------------------------------------------------------
Income & Growth             0.68%        None                     0.00%         0.68%
--------------------------------------------------------------------------------------------------
Equity Growth               0.68%        None                     0.00%         0.68%
--------------------------------------------------------------------------------------------------
Small Cap Quantitative      0.88%        None                     0.00%         0.88%
  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.
  Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

      . . . your cost of investing in the fund would be:

                               1 year       3 years       5 years      10 years
--------------------------------------------------------------------------------
Income & Growth                $69          $217          $378         $844
--------------------------------------------------------------------------------
Equity Growth                  $69          $217          $378         $844
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Small Cap Quantitative         $90          $280          $486         $1,080

Objectives, Strategies and Risks

Income & Growth Fund

Equity Growth Fund

Small Cap Quantitative Fund

What are the funds' investment objectives?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income & Growth and Equity Growth, and primarily smaller companies for Small Cap Quantitative, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, for Income & Growth and Equity Growth, and the S&P Small Cap 600, for Small Cap Quantitative, without taking on significant additional risk.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the differences between the funds?

  When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.
  The fund managers do not consider dividend yield when building Equity Growth's portfolio.
  Small Cap Quantitative's portfolio consists primarily of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because each fund is managed to an index (the S&P 500 for Income & Growth and Equity Growth, and the S&P 600 for Small Cap Quantitative), a fund's performance will be closely tied to the appropriate index's performance. If the index goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up the S&P 500 do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net
Assets for the Most Recent Fiscal Year Ended December 31, 1999:
--------------------------------------------------------------------------------
Income & Growth                                                          0.68%
--------------------------------------------------------------------------------
Equity Growth                                                            0.68%
--------------------------------------------------------------------------------
Small Cap Quantitative                                                   0.88%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California — Santa Barbara and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Kurt Borgwardt

Mr. Borgwardt, Vice President, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since June 1997. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

William Martin

Mr. Martin, Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a Chartered Financial Analyst.

Wilhelmine von Turk

Ms. von Turk, Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 as a Senior Research Analyst and was promoted to Portfolio Manager in February 2000. Prior to joining American Century, Ms. von Turk was affiliated with the Benham Group on a contract basis as an employee of Ecosse Technology. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the University of California — Berkeley. She is a Chartered Financial Analyst.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account

By telephone Investor Relations 1-800-345-2021 Business, Not-For-Profit and Employer-Sponsored Retirement Plans 1-800-345-3533 Automated Information Line 1-800-345-8765 [GRAPHIC OMITTED: TELEPHONE]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments Call or use our Automated Information Line if you have authorized us to invest from your bank account. Sell shares Call a Service Representative.

Online www.americancentury.com [GRAPHIC OMITTED: COMPUTER]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments Make an additional investment into an established American Century account if you have authorized us to invest from your bank account. Sell shares Not available.

By mail or fax P.O. Box 419200 Kansas City, MO 64141-6200 Fax 816-340-7962 [GRAPHIC OMITTED: ENVELOPE]

Open an account
Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares
Send written instructions to exchange your shares from one American Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

Automatically [GRAPHIC OMITTED: ARROWS IN A CIRCLE]	Open an account Not available. Exchange shares Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

By wire

[GRAPHIC OMITTED: POINTING FINGER] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[GRAPHIC OMITTED:
FAX MACHINE]

Open an account
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

  Our bank information:

  Commerce Bank N.A.
  Routing No. 101000019
  Account No. 2804918
  The fund name
  Your American Century account number*
  Your name
  The contribution year (for IRAs only)
  * For additional investments only
Make additional investments Follow the wire instructions. Sell shares You can receive redemption proceeds by wire or electronic transfer. Exchange shares Not available.

In person	If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

[GRAPHIC OMITTED: MALE FIGURE]	4500 Main St. Kansas City, Missouri 8 a.m. to 5:30 p.m., Monday – Friday 1665 Charleston Road Mountain View, California 8 a.m. to 5 p.m., Monday – Friday

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m.,
Monday – Friday
8 a.m. to noon, Saturday

9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m.,
Monday – Friday
8 a.m. to noon, Saturday

Minimum Initial Investment Amounts

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                                    $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                        $1,000
--------------------------------------------------------------------------------
Roth IRA                                                               $1,000
--------------------------------------------------------------------------------
Education IRA                                                          $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                              $2,500
--------------------------------------------------------------------------------
403(b)                                                                 $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                             $2,500(2)
  For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.
  The minimum investment requirements may be different for some types of retirement accounts.

Redemption of Shares in Low-Balance Accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds — up to seven days — or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The funds pay distributions of substantially all their income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution           Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
----------------------------------------------------------------------------------------------
Short-term capital gains       Ordinary income rate          Ordinary income rate
----------------------------------------------------------------------------------------------
Long-term capital gains        10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio – the operating expenses as a percentage of average net assets
  Net Income Ratio – the net investment income as a percentage of average net assets
  Portfolio Turnover – the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

Income & Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                          1999          1998          1997         1996       1995
===================================================================================================================
Net Asset Value, Beginning of Period                     $29.25        $24.31        $20.16       $17.81     $13.92
                                                         ----------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                    0.33(1)       0.36(1)       0.43(1)      0.44       0.42
  Net Realized and Unrealized Gain on
   Investment Transactions                                 4.87          6.23          6.40         3.79       4.64
                                                         ----------------------------------------------------------
  Total From Investment Operations                         5.20          6.59          6.83         4.23       5.06
                                                         ----------------------------------------------------------
Distributions
  From Net Investment Income                              (0.33)        (0.35)        (0.39)       (0.44)     (0.42)
  In Excess of Net Investment Income                         --(2)         --            --           --         --
                                                                       --------------------------------------------
  From Net Realized Gains on Investment
    Transactions                                             --         (1.30)        (2.29)       (1.44)     (0.75)
  In Excess of Net Realized Gains on
    Investment Transactions                               (0.07)           --            --           --         --
                                                         ----------------------------------------------------------
  Total Distributions                                     (0.40)        (1.65)        (2.68)       (1.88)     (1.17)
                                                         ----------------------------------------------------------
Net Asset Value, End of Period                           $34.05        $29.25        $24.31       $20.16     $17.81
                                                         ==========================================================
  Total Return(3)                                         17.96%        27.67%        34.52%       24.15%     36.88%

Ratios/Supplemental Data

                                                           1999          1998          1997         1996       1995
===================================================================================================================
Ratio of Operating Expenses to Average Net Assets          0.68%         0.69%         0.65%        0.62%      0.67%
Ratio of Net Investment Income to Average Net Assets       1.08%         1.31%         1.81%        2.32%      2.61%
Portfolio Turnover Rate                                      58%           86%          102%          92%        70%
Net Assets, End of Period (in thousands)             $6,363,283    $4,313,575    $1,795,124     $717,695   $373,701
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Equity Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                    1999           1998           1997          1996         1995
==================================================================================================================
Net Asset Value, Beginning of Period               $22.71         $19.04         $15.96        $14.25       $11.53
                                                   ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                              0.18(1)        0.22(1)        0.27(1)       0.27         0.26
  Net Realized and Unrealized Gain on
   Investment Transactions                           3.96           4.53           5.36          3.55         3.70
                                                   ---------------------------------------------------------------
  Total From Investment Operations                   4.14           4.75           5.63          3.82         3.96
                                                   ---------------------------------------------------------------
Distributions
  From Net Investment Income                        (0.19)         (0.20)         (0.24)        (0.26)       (0.23)
  From Net Realized Gains on
   Investment Transactions                          (0.43)         (0.88)         (2.31)        (1.85)       (1.01)
                                                   ---------------------------------------------------------------
  Total Distributions                               (0.62)         (1.08)         (2.55)        (2.11)       (1.24)
                                                   ---------------------------------------------------------------
Net Asset Value, End of Period                     $26.23         $22.71         $19.04        $15.96       $14.25
                                                   ===============================================================
  Total Return(2)                                   18.47%         25.45%         36.06%        27.34%       34.56%

Ratios/Supplemental Data

                                                     1999           1998           1997          1996         1995
==================================================================================================================
Ratio of Operating Expenses to
 Average Net Assets                                  0.68%          0.69%          0.67%         0.63%        0.71%
Ratio of Net Investment Income
 to Average Net Assets                               0.77%          1.07%          1.39%         1.74%        1.96%
Portfolio Turnover Rate                                86%            89%           161%          131%         126%
Net Assets, End of Period (in thousands)       $2,316,164     $2,026,304       $773,425      $274,433     $159,450
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Small Cap Quantitative Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                     1999            1998(1)
=============================================================================================
Net Asset Value, Beginning of Period                                $5.02           $5.00
                                                                    -------------------------
Income From Investment Operations
  Net Investment Income(2)                                             --(3)           --(3)
  Net Realized and Unrealized Gain on Investment Transactions        0.48            0.02
                                                                    -------------------------
  Total From Investment Operations                                   0.48            0.02
                                                                    -------------------------
Distributions
  From Net Investment Income                                           --(3)           --
  In Excess of Net Realized Gains on Investment Transactions        (0.01)             --
                                                                    -------------------------
  Total Distributions                                               (0.01)             --
                                                                    -------------------------
Net Asset Value, End of Period                                      $5.49           $5.02
                                                                    =========================
  Total Return(4)                                                    9.76%           0.40%

Ratios/Supplemental Data

                                                                     1999            1998(1)
=============================================================================================
Ratio of Operating Expenses to Average Net Assets                    0.88%           0.94%(5)
Ratio of Net Investment Income to Average Net Assets                 0.06%           0.20%(5)
Portfolio Turnover Rate                                               148%             30%
Net Assets, End of Period (in thousands)                          $17,058         $14,971
  July 31, 1998 (inception) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5447

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

1-800-345-2021 or 816-531-5575

0005
SH-PRS 19782

Your AMERICAN CENTURY prospectus Income & Growth Fund Equity Growth Fund Samll Cap Quantitative Fund

MAY 1, 2000
ADVISOR CLASS

The Securities and Exchange
Commission has not approved
or disapproved these securities
or determined if this Prospectus
is accurate or complete. Anyone
who tells you otherwise is
committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419385 Kansas City, MO 64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History — See how the funds performed from year to year.

Fees and Expenses — Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks — Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

An Overview of the Funds

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

    Income & Growth Fund

    Equity Growth Fund

    Small Cap Quantitative Fund

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Performance Information of Other Class

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Funds

What are the funds' investment objectives?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth and Equity Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. For Small Cap Quantitative, the fund managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. A more detailed description of the funds' investment strategies begins on page 5.

The funds' principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.
  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the funds?

The funds may be a good investment if you are

  seeking long-term capital growth from your investment
  comfortable with the funds' short-term price volatility
  comfortable with the risks associated with the funds' investment strategy investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the funds?

The funds may not be a good investment if you are

  seeking current income from your investment in Equity Growth or Small Cap Quantitative investing for a short period of time
  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

Income & Growth Fund

Equity Growth Fund

Small Cap Quantitative Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                            1998       1999

Income & Growth             17.65%     27.37%
Equity Growth               18.28%     25.14%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                     Highest               Lowest
============================================================
Income & Growth      28.66% (3Q 1999)      -11.36% (3Q 1998)
------------------------------------------------------------
Equity Growth        22.98% (4Q 1998)      -13.93% (3Q 1998)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Advisor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

For the calendar year ended
December 31, 1999                           1 year              Life of Fund(1)
================================================================================
Income & Growth                             17.65%              22.65%
S&P 500 Index                               21.04%              25.10%(2)
--------------------------------------------------------------------------------
Equity Growth                               18.28%              18.98%
S&P 500 Index                               21.04%              22.13%
  The inception dates are: Income & Growth, December 15, 1997, and Equity Growth, October 9, 1997.
  Since December 11, 1997, the date closest to the fund's inception for which data are available.

Fees and Expenses

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Advisor Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                         Management   Distribution and          Other      Total Annual Fund
                         Fee(1)       Service (12b-1) Fees(2)   Expenses   Operating Expenses
=============================================================================================
Income & Growth          0.43%        0.50%                     0.00%(3)   0.93%
---------------------------------------------------------------------------------------------
Equity Growth            0.43%        0.50%                     0.00%(3)   0.93%
---------------------------------------------------------------------------------------------
Small Cap Quantitative   0.63%        0.50%                     0.00%(4)   1.13%
  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.
  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 13.
  Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.
  Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

                                      1 year    3 years   5 years   10 years
================================================================================
Income & Growth                       $ 95      $296      $513      $1,139
--------------------------------------------------------------------------------
Equity Growth                         $ 95      $296      $513      $1,139
--------------------------------------------------------------------------------
Small Cap Quantitative                $115      $358      $620      $1,368

Objectives, Strategies and Risks

Income & Growth Fund

Equity Growth Fund

Small Cap Quantitative Fund

What are the funds' investment objectives?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income & Growth and Equity Growth, and primarily smaller companies for Small Cap Quantitative, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, for Income & Growth and Equity Growth, and the S&P Small Cap 600, for Small Cap Quantitative, without taking on significant additional risk.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

What are the differences between the funds?

  When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.
  The fund managers do not consider dividend yield when building Equity Growth's portfolio.
  Small Cap Quantitative's portfolio consists primarily of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because each fund is managed to an index (the S&P 500 for Income & Growth and Equity Growth, and the S&P 600 for Small Cap Quantitative), a fund's performance will be closely tied to the appropriate index's performance. If the index goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up the S&P 500 do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage
of Average Net Assets for the Fiscal Year Ended December 31, 1999:
================================================================================
Income & Growth                                                           0.43%
--------------------------------------------------------------------------------
Equity Growth                                                             0.43%
--------------------------------------------------------------------------------
Small Cap Quantitative                                                    N/A(1)
  The fund was not in operation for the full fiscal year ended December 31, 1999. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:
Investment Category Fee Schedule            Complex Fee Schedule (Advisor Class)
Category Assets      Fee Rate               Complex Assets              Fee Rate
First $1 billion     0.7200%                First $2.5 billion          0.0600%
Next $5 billion      0.6600%                Next $7.5 billion           0.0500%
Next $15 billion     0.6160%                Next $15.0 billion          0.0485%
Next $25 billion     0.5690%                Next $25.0 billion          0.0470%
Next $50 billion     0.5420%                Next $50.0 billion          0.0460%
Next $150 billion    0.5390%                Next $100.0 billion         0.0450%
Thereafter           0.5380%                Next $100.0 billion         0.0440%
                                            Next $200.0 billion         0.0430%
                                            Next $250.0 billion         0.0420%
                                            Next $500.0 billion         0.0410%
                                            Thereafter                  0.0400%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California — Santa Barbara and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Kurt Borgwardt

Mr. Borgwardt, Vice President, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since June 1997. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

William Martin

Mr. Martin, Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a Chartered Financial Analyst.

Wilhelmine von Turk

Ms. von Turk, Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 as a Senior Research Analyst and was promoted to Portfolio Manager in February 2000. Prior to joining American Century, Ms. von Turk was affiliated with the Benham Group on a contract basis as an employee of Ecosse Technology. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the University of California – Berkeley. She is a Chartered Financial Analyst.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer- sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds — up to seven days — or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

The funds pay distributions of substantially all their income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
=============================================================================================
Short-term capital gains      Ordinary income rate          Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions, or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

  1-800-345-2021 for Investor Class shares
  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure — Master Distribution and Shareholder Services Plan in the Statement of Additional Information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — the operating expenses as a percentage of average net assets
  Net Income Ratio — the net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

Income & Growth Fund

Advisor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                       1999           1998           1997(1)
============================================================================================================
Net Asset Value, Beginning of Period                               $  29.22        $ 24.30         $26.36
                                                                   -----------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                             0.25           0.31           0.01
  Net Realized and Unrealized Gain on Investment Transactions          4.87           6.22           0.25
                                                                   -----------------------------------------
  Total From Investment Operations                                     5.12           6.53           0.26
                                                                   -----------------------------------------
Distributions
  From Net Investment Income                                          (0.22)         (0.31)         (0.03)
  In Excess of Net Investment Income                                     --(3)          --             --
  From Net Realized Gains on Investment Transactions                     --          (1.30)         (2.29)
  In Excess of Net Realized Gains on Investment Transactions          (0.07)            --             --
                                                                   -----------------------------------------
  Total Distributions                                                 (0.29)         (1.61)         (2.32)
                                                                   -----------------------------------------
Net Asset Value, End of Period                                     $  34.05        $ 29.22         $24.30
                                                                   =========================================
      Total Return(4)                                                 17.65%         27.37%          1.28%

Ratios/Supplemental Data

                                                                       1999           1998           1997(1)
============================================================================================================
Ratio of Operating Expenses to Average Net Assets                      0.93%          0.94%          0.94%(5)
Ratio of Net Investment Income to Average Net Assets                   0.83%          1.06%          1.22%(5)
Portfolio Turnover Rate                                                  58%            86%           102%
Net Assets, End of Period (in thousands)                           $664,412        $63,169         $3,720
  December 15, 1997 (commencement of sale) through December 31, 1997.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Equity Growth Fund

Advisor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                              1999           1998           1997(1)
=====================================================================================================
Net Asset Value, Beginning of Period                      $  22.70        $ 19.04         $21.61
                                                          -------------------------------------------
Income From Investment Operations
  Net Investment Income(2)                                    0.12           0.16           0.05
  Net Realized and Unrealized Gain (Loss)
    on Investment Transactions                                3.98           4.54          (0.25)
                                                          -------------------------------------------
  Total From Investment Operations                            4.10           4.70          (0.20)
                                                          -------------------------------------------
Distributions
  From Net Investment Income                                 (0.14)         (0.16)         (0.06)
  From Net Realized Gains on Investment Transactions         (0.43)         (0.88)         (2.31)
                                                          -------------------------------------------
  Total Distributions                                        (0.57)         (1.04)         (2.37)
                                                          -------------------------------------------
Net Asset Value, End of Period                            $  26.23        $ 22.70         $19.04
                                                          ===========================================
  Total Return(3)                                            18.28%         25.14%         (0.50)%

Ratios/Supplemental Data

                                                              1999           1998           1997(1)
=====================================================================================================
Ratio of Operating Expenses to Average Net Assets             0.93%          0.94%          0.94%(4)
Ratio of Net Investment Income to Average Net Assets          0.52%          0.82%          1.14%(4)
Portfolio Turnover Rate                                         86%            89%           161%
Net Assets, End of Period (in thousands)                  $139,696        $72,954         $  553
  October 9, 1997 (commencement of sale) through December 31, 1997.
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Performance Information of Other Class

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — the operating expenses as a percentage of average net assets
  Net Income Ratio — the net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

Income & Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                1999             1998             1997           1996       1995
====================================================================================================================
Net Asset Value, Beginning of Period      $    29.25       $    24.31       $    20.16       $  17.81   $  13.92
                                          --------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                         0.33(1)          0.36(1)          0.43(1)        0.44       0.42
  Net Realized and Unrealized Gain
    on Investment Transactions                  4.87             6.23             6.40           3.79       4.64
                                          --------------------------------------------------------------------------
  Total From Investment Operations              5.20             6.59             6.83           4.23       5.06
                                          --------------------------------------------------------------------------
Distributions
  From Net Investment Income                   (0.33)           (0.35)           (0.39)         (0.44)     (0.42)
  In Excess of Net Investment Income              --(2)            --               --             --         --
  From Net Realized Gains on Investment
    Transactions                                  --            (1.30)           (2.29)         (1.44)     (0.75)
  In Excess of Net Realized Gains
    on Investment Transactions                 (0.07)              --               --             --         --
                                          --------------------------------------------------------------------------
  Total Distributions                          (0.40)           (1.65)           (2.68)         (1.88)     (1.17)
                                          --------------------------------------------------------------------------
Net Asset Value, End of Period            $    34.05       $    29.25       $    24.31       $  20.16   $  17.81
                                          ==========================================================================
  Total Return(3)                              17.96%           27.67%           34.52%         24.15%     36.88%

Ratios/Supplemental Data

                                                1999             1998             1997           1996       1995
====================================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                    0.68%            0.69%            0.65%          0.62%      0.67%
Ratio of Net Investment Income
  to Average Net Assets                         1.08%            1.31%            1.81%          2.32%      2.61%
Portfolio Turnover Rate                           58%              86%             102%            92%        70%
Net Assets, End of Period (in thousands)  $6,363,283       $4,313,575       $1,795,124       $717,695   $373,701
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Equity Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                1999            1998          1997          1996        1995
===============================================================================================================
Net Asset Value, Beginning of Period      $    22.71      $    19.04      $  15.96      $  14.25    $  11.53
                                          ------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                         0.18(1)         0.22(1)       0.27(1)       0.27        0.26
  Net Realized and Unrealized Gain
    on Investment Transactions                  3.96            4.53          5.36          3.55        3.70
                                          ------------------------------------------------------------------
  Total From Investment Operations              4.14            4.75          5.63          3.82        3.96
                                          ------------------------------------------------------------------
Distributions
  From Net Investment Income                   (0.19)          (0.20)        (0.24)        (0.26)      (0.23)
  From Net Realized Gains on
    Investment Transactions                    (0.43)          (0.88)        (2.31)        (1.85)      (1.01)
                                          ------------------------------------------------------------------
  Total Distributions                          (0.62)          (1.08)        (2.55)        (2.11)      (1.24)
                                          ------------------------------------------------------------------
Net Asset Value, End of Period            $    26.23      $    22.71      $  19.04      $  15.96    $  14.25
                                          ==================================================================
  Total Return(2)                              18.47%          25.45%        36.06%        27.34%      34.56%

Ratios/Supplemental Data

                                                1999            1998          1997          1996        1995
===============================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                    0.68%           0.69%         0.67%         0.63%       0.71%
Ratio of Net Investment Income to
  Average Net Assets                            0.77%           1.07%         1.39%         1.74%       1.96%
Portfolio Turnover Rate                           86%             89%          161%          131%        126%
Net Assets, End of Period (in thousands)  $2,316,164      $2,026,304      $773,425      $274,433    $159,450
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Small Cap Quantitative Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                      1999             1998(1)
================================================================================================
Net Asset Value, Beginning of Period                               $  5.02          $  5.00
                                                                   -----------------------------
Income From Investment Operations
  Net Investment Income(2)                                              --(3)            --(3)
  Net Realized and Unrealized Gain on Investment Transactions         0.48             0.02
                                                                   -----------------------------
  Total From Investment Operations                                    0.48             0.02
                                                                   -----------------------------
Distributions
  From Net Investment Income                                            --(3)            --
  In Excess of Net Realized Gains on Investment Transactions         (0.01)              --
                                                                   -----------------------------
  Total Distributions                                                (0.01)              --
                                                                   -----------------------------
Net Asset Value, End of Period                                     $  5.49          $  5.02
                                                                   =============================
  Total Return(4)                                                     9.76%            0.40%

Ratios/Supplemental Data

                                                                      1999             1998(1)
================================================================================================
Ratio of Operating Expenses to Average Net Assets                     0.88%            0.94%(5)
Ratio of Net Investment Income to Average Net Assets                  0.06%            0.20%(5)
Portfolio Turnover Rate                                                148%              30%
Net Assets, End of Period (in thousands)                           $17,058          $14,971
  July 31, 1998 (inception) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5447

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-3533 or 816-531-5575

0005
SH-PRS 19784

Your AMERICAN CENTURY prospectus Income & Growth Fund Equity Growth Fund Samll Cap Quantitative Fund

MAY 1, 2000
INSTITUTIONAL CLASS

The Securities and Exchange
Commission has not approved
or disapproved these securities
or determined if this Prospectus
is accurate or complete. Anyone
who tells you otherwise is
committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419385 Kansas City, MO 64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History — See how the funds performed from year to year.

Fees and Expenses — Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks — Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

As you continue to read, the Management section will acquaint you with the fund management team, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes, and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Funds

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

    Income & Growth Fund

    Equity Growth Fund

    Small Cap Quantitative Fund

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Performance Information of Other Class

An Overview of the Funds

What are the funds' investment objectives?

These funds seek long-term capital growth. For Income & Growth, income is a secondary objective.

What are the funds' primary investment strategies and principal risks?

In selecting stocks for Income & Growth and Equity Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. For Small Cap Quantitative, the fund managers select primarily from the equity securities of smaller-capitalization U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. A more detailed description of the funds' investment strategies begins on page 5.

The funds' principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.
  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the funds?

The funds may be a good investment if you are

  seeking long-term capital growth from your investment
  comfortable with the funds' short-term price volatility
  comfortable with the risks associated with the funds' investment strategy investing through an IRA or other tax-advantaged retirement plan

[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may not want to invest in the funds?

The funds may not be a good investment if you are

  seeking current income from your investment in Equity Growth or Small Cap Quantitative investing for a short period of time
  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

Income & Growth Fund

Equity Growth Fund

Small Cap Quantitative Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the funds' Institutional Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                            1999
Income & Growth             18.27%
Equity Growth               18.78%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                     Highest               Lowest
===========================================================
Income & Growth      13.92% (4Q 1999)      -5.47% (3Q 1999)
-----------------------------------------------------------
Equity Growth        13.88% (4Q 1999)      -3.62% (3Q 1999)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the funds' Institutional Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. Small Cap Quantitative is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 1999      1 year        Life of Fund(1)
================================================================================
Income & Growth                                    18.27%        23.99%
S&P 500 Index                                      21.04%        24.84%(2)
--------------------------------------------------------------------------------
Equity Growth                                      18.78%        22.20%
S&P 500 Index                                      21.04%        24.75%(3)
  The inception dates for the funds are: Income & Growth, January 28, 1998, and Equity Growth, January 2, 1998.
  Since January 29, 1998, the date closest to the fund's inception for which data are available.
  Since December 31, 1997, the date closest to the fund's inception for which data are available.

Fees and Expenses

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares
  to exchange into the Institutional Class shares of other American Century funds to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                          Management    Distribution and        Other          Total Annual Fund
                          Fee(1)        Service (12b-1) Fees    Expenses(2)    Operating Expenses
=================================================================================================
Income & Growth           0.48%         None                    0.00%          0.48%
-------------------------------------------------------------------------------------------------
Equity Growth             0.48%         None                    0.00%          0.48%
-------------------------------------------------------------------------------------------------
Small Cap Quantitative    0.68%         None                    0.00%          0.68%
  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.
  Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

. . . your cost of investing in the fund would be:

                            1 year      3 years      5 years      10 years
==========================================================================
Income & Growth             $49         $154         $268         $603
--------------------------------------------------------------------------
Equity Growth               $49         $154         $268         $603
--------------------------------------------------------------------------
Small Cap Quantitative      $69         $217         $378         $844

Objectives, Strategies and Risks

Income & Growth Fund

Equity Growth Fund

Small Cap Quantitative Fund

What are the funds' investment objectives?

Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective.

Equity Growth seeks capital appreciation by investing in common stocks.

Small Cap Quantitative seeks capital appreciation by investing primarily in common stocks of small companies.

How do the funds pursue their investment objectives?

The funds' investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) for Income & Growth and Equity Growth, and primarily smaller companies for Small Cap Quantitative, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500, for Income & Growth and Equity Growth, and the S&P Small Cap 600, for Small Cap Quantitative, without taking on significant additional risk.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the funds may invest a portion of their assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the funds' cash assets remain liquid while performing more like stocks. The funds have a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the funds' assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

What are the differences between the funds?

  When building Income & Growth's portfolio, the fund managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.
  The fund managers do not consider dividend yield when building Equity Growth's portfolio.
  Small Cap Quantitative's portfolio consists primarily of stocks of companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600.

What are the principal risks of investing in the funds?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because each fund is managed to an index (the S&P 500 for Income & Growth and Equity Growth, and the S&P 600 for Small Cap Quantitative), a fund's performance will be closely tied to the appropriate index's performance. If the index goes down, it is likely that the fund's performance will go down.

Although current income is an objective for Income & Growth, if the stocks that make up the S&P 500 do not have a high dividend yield, then Income & Growth's dividend yield will not be high.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Institutional Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage
of Average Net Assets for the Most Recent Fiscal Year Ended December 31, 1999:
================================================================================
Income & Growth                                                            0.48%
--------------------------------------------------------------------------------
Equity Growth                                                              0.48%
--------------------------------------------------------------------------------
Small Cap Quantitative                                                     0.68%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, has been a member of the team since the funds' inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

Jeffrey R. Tyler

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California — Santa Barbara and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

Kurt Borgwardt

Mr. Borgwardt, Vice President, Senior Portfolio Manager and Director of Quantitative Equity Research, joined American Century in August 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since June 1997. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago. He is a Chartered Financial Analyst.

William Martin

Mr. Martin, Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989. He has a degree from the University of Illinois. He is a Chartered Financial Analyst.

Wilhelmine von Turk

Ms. von Turk, Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 as a Senior Research Analyst and was promoted to Portfolio Manager in February 2000. Prior to joining American Century, Ms. von Turk was affiliated with the Benham Group on a contract basis as an employee of Ecosse Technology. She has a bachelor of arts from Wellesley College and a Ph.D in statistics from the University of California — Berkeley. She is a Chartered Financial Analyst.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Redemption of Shares in Low-Balance Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account

By telephone Service Representative 1-800-345-3533 [GRAPHIC OMITTED: TELEPHONE]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments Call if you have authorized us to invest from your bank account. Sell shares Call a Service Representative.

By mail or fax P.O. Box 419385 Kansas City, MO 64141-6385 Fax 816-340-4655 [GRAPHIC OMITTED: ENVELOPE]

Open an account
Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares
Send written instructions to exchange your shares from one American Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

Automatically [GRAPHIC OMITTED: ARROWS IN A CIRCLE]	Open an account Not available. Exchange shares Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

By wire

[GRAPHIC OMITTED: POINTING FINGER] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[GRAPHIC OMITTED:
FAX MACHINE]

Open an account
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

  Our bank information:

  Commerce Bank N.A.
  Routing No. 101000019
  Account No. 2804918
  The fund name
  Your American Century account number*
  Your name
  The contribution year (for IRAs only)
  * For additional investments only
Make additional investments Follow the wire instructions. Sell shares You can receive redemption proceeds by wire or electronic transfer. Exchange shares Not available.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds — up to seven days — or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Investing through Financial Intermediaries

If you own or are considering purchasing shares through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The funds pay distributions of substantially all their income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. They may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the funds held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
=============================================================================================
Short-term capital gains      Ordinary income rate          Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

Multiple Class Information

American Century offers three classes of the funds: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions, or 12b-1 fees, is offered primarily to retail investors. The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

  1-800-345-2021 for Investor Class shares
  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — the operating expenses as a percentage of average net assets
  Net Income Ratio — the net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request.

Income & Growth Fund

Institutional Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                       1999              1998(1)
==================================================================================================
Net Asset Value, Beginning of Period                               $  29.27           $ 24.29
                                                                   -------------------------------
Income From Investment Operations
  Net Investment Income(2)                                             0.39              0.39
  Net Realized and Unrealized Gain on Investment Transactions          4.90              6.26
                                                                   -------------------------------
  Total From Investment Operations                                     5.29              6.65
                                                                   -------------------------------
Distributions
  From Net Investment Income                                          (0.43)            (0.37)
  In Excess of Net Investment Income                                     --(3)             --
  From Net Realized Gains on Investment Transactions                     --             (1.30)
  In Excess of Net Realized Gains on Investment Transactions          (0.07)               --
                                                                   -------------------------------
  Total Distributions                                                 (0.50)            (1.67)
                                                                   -------------------------------
Net Asset Value, End of Period                                     $  34.06           $ 29.27
                                                                   ===============================
  Total Return(4)                                                     18.27%            27.87%

Ratios/Supplemental Data

                                                                       1999              1998(1)
==================================================================================================
Ratio of Operating Expenses to Average Net Assets                      0.48%             0.49%(5)
Ratio of Net Investment Income to Average Net Assets                   1.28%             1.51%(5)
Portfolio Turnover Rate                                                  58%               86%
Net Assets, End of Period (in thousands)                           $191,436           $38,926
  January 28, 1998 (commencement of sale) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Equity Growth Fund

Institutional Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                     1999            1998(1)
===============================================================================================
Net Asset Value, Beginning of Period                               $22.71          $19.06
                                                                   ----------------------------
Income From Investment Operations
  Net Investment Income(2)                                           0.23            0.27
  Net Realized and Unrealized Gain on Investment Transactions        3.97            4.51
                                                                   ----------------------------
  Total From Investment Operations                                   4.20            4.78
                                                                   ----------------------------
Distributions
  From Net Investment Income                                        (0.24)          (0.25)
  From Net Realized Gains on Investment Transactions                (0.43)          (0.88)
                                                                   ----------------------------
  Total Distributions                                               (0.67)          (1.13)
                                                                   ----------------------------
Net Asset Value, End of Period                                     $26.24          $22.71
                                                                   ============================
  Total Return(3)                                                   18.78%          25.59%

Ratios/Supplemental Data

                                                                     1999            1998(1)
===============================================================================================
Ratio of Operating Expenses to Average Net Assets                    0.48%           0.49%(4)
Ratio of Net Investment Income to Average Net Assets                 0.97%           1.27%(4)
Portfolio Turnover Rate                                                86%             89%
Net Assets, End of Period (in thousands)                           $8,598          $8,566
  January 2, 1998 (commencement of sale) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Small Cap Quantitative Fund

Institutional Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                     1999(1)
================================================================================
Net Asset Value, Beginning of Period                               $ 4.77
                                                                   ------
Income From Investment Operations
  Net Investment Income(2)                                             --(3)
  Net Realized and Unrealized Gain on Investment Transactions        0.73
                                                                   ------
  Total From Investment Operations                                   0.73
                                                                   ------
Distributions
  From Net Investment Income                                        (0.01)
                                                                   ------
Net Asset Value, End of Period                                     $ 5.49
                                                                   ======
  Total Return(4)                                                   15.25%

Ratios/Supplemental Data

                                                                     1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                    0.68%(5)
Ratio of Net Investment Income to Average Net Assets                 0.36%(5)
Portfolio Turnover Rate                                               148%
Net Assets, End of Period                                          $1,180
  October 1, 1999 (commencement of sale) through December 31, 1999.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Performance Information of Other Class

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.20% higher than the Institutional Class. The Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. If the Institutional Class had existed during the periods presented, its performance would have been higher because of the lower expense.

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

The table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — operating expenses as a percentage of average net assets
  Net Income Ratio — net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual report, which is incorporated by reference into the Statement of Additional Information, and is available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

Income & Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                1999           1998           1997         1996        1995
===============================================================================================================
Net Asset Value, Beginning of Period      $    29.25     $    24.31     $    20.16     $  17.81    $  13.92
                                          ---------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                         0.33(1)        0.36(1)        0.43(1)      0.44        0.42
  Net Realized and Unrealized Gain
    on Investment Transactions                  4.87           6.23           6.40         3.79        4.64
                                          ---------------------------------------------------------------------
  Total From Investment Operations              5.20           6.59           6.83         4.23        5.06
                                          ---------------------------------------------------------------------
Distributions
  From Net Investment Income                   (0.33)         (0.35)         (0.39)       (0.44)      (0.42)
  In Excess of Net Investment Income              --(2)          --             --           --          --
  From Net Realized Gains on Investment
    Transactions                                  --          (1.30)         (2.29)       (1.44)      (0.75)
  In Excess of Net Realized Gains
    on Investment Transactions                 (0.07)            --             --           --          --
                                          ---------------------------------------------------------------------
  Total Distributions                          (0.40)         (1.65)         (2.68)       (1.88)      (1.17)
                                          ---------------------------------------------------------------------
Net Asset Value, End of Period            $    34.05     $    29.25     $    24.31     $  20.16    $  17.81
                                          =====================================================================
  Total Return(3)                              17.96%         27.67%         34.52%       24.15%      36.88%

Ratios/Supplemental Data

                                                1999           1998           1997         1996        1995
===============================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                    0.68%          0.69%          0.65%        0.62%       0.67%
Ratio of Net Investment Income
  to Average Net Assets                         1.08%          1.31%          1.81%        2.32%       2.61%
Portfolio Turnover Rate                           58%            86%           102%          92%         70%
Net Assets, End of Period (in thousands)  $6,363,283     $4,313,575     $1,795,124     $717,695    $373,701
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Equity Growth Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                                1999           1998         1997         1996        1995
============================================================================================================
Net Asset Value, Beginning of Period      $    22.71     $    19.04     $  15.96     $  14.25    $  11.53
                                          ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                         0.18(1)        0.22(1)      0.27(1)      0.27        0.26
  Net Realized and Unrealized Gain
    on Investment Transactions                  3.96           4.53         5.36         3.55        3.70
                                          ---------------------------------------------------------------
  Total From Investment Operations              4.14           4.75         5.63         3.82        3.96
                                          ---------------------------------------------------------------
Distributions
  From Net Investment Income                   (0.19)         (0.20)       (0.24)       (0.26)      (0.23)
  From Net Realized Gains on
    Investment Transactions                    (0.43)         (0.88)       (2.31)       (1.85)      (1.01)
                                          ---------------------------------------------------------------
  Total Distributions                          (0.62)         (1.08)       (2.55)       (2.11)      (1.24)
                                          ---------------------------------------------------------------
Net Asset Value, End of Period            $    26.23     $    22.71     $  19.04     $  15.96    $  14.25
                                          ===============================================================
  Total Return(2)                              18.47%         25.45%       36.06%       27.34%      34.56%

Ratios/Supplemental Data

                                                1999           1998         1997         1996        1995
============================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                    0.68%          0.69%        0.67%        0.63%       0.71%
Ratio of Net Investment Income to
  Average Net Assets                            0.77%          1.07%        1.39%        1.74%       1.96%
Portfolio Turnover Rate                           86%            89%         161%         131%        126%
Net Assets, End of Period (in thousands)  $2,316,164     $2,026,304     $773,425     $274,433    $159,450
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Small Cap Quantitative Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                      1999             1998(1)
================================================================================================
Net Asset Value, Beginning of Period                               $  5.02          $  5.00
                                                                   -----------------------------
Income From Investment Operations
  Net Investment Income(2)                                              --(3)            --(3)
  Net Realized and Unrealized Gain on Investment Transactions         0.48             0.02
                                                                   -----------------------------
  Total From Investment Operations                                    0.48             0.02
                                                                   -----------------------------
Distributions
  From Net Investment Income                                            --(3)            --
  In Excess of Net Realized Gains on Investment Transactions         (0.01)              --
                                                                   -----------------------------
  Total Distributions                                                (0.01)              --
                                                                   -----------------------------
Net Asset Value, End of Period                                     $  5.49          $  5.02
                                                                   =============================
  Total Return(4)                                                     9.76%            0.40%

Ratios/Supplemental Data

                                                                      1999             1998(1)
================================================================================================
Ratio of Operating Expenses to Average Net Assets                     0.88%            0.94%(5)
Ratio of Net Investment Income to Average Net Assets                  0.06%            0.20%(5)
Portfolio Turnover Rate                                                148%              30%
Net Assets, End of Period (in thousands)                           $17,058          $14,971
  July 31, 1998 (inception) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5447

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-2021 or 816-531-5575

0005
SH-PRS 19785

Your AMERICAN CENTURY prospectus Global Gold Fund Global Natural Resources Fund Utilities Fund

MAY 1, 2000
INVESTOR CLASS

The Securities and Exchange
Commission has not approved
or disapproved these securities
or determined if this Prospectus
is accurate or complete. Anyone
who tells you otherwise is
committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419200 Kansas City, MO 64141-6200

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History — See how the funds performed from year to year.

Fees and Expenses — Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks — Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

An Overview of the Funds

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

    Global Gold Fund

    Global Natural Resources Fund

    Utilities Fund

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Funds

What are the funds' investment objectives?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

A more detailed description of the funds' investment strategies begins on page 7.

What are the funds' primary investment strategies and principal risks?

The funds' principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.
  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.
  Foreign Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks.
  Concentration Risk — Each fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the funds?

The funds may be a good investment if you are

  seeking long-term capital growth from your investment
  comfortable with the funds' short-term price volatility
  comfortable with the risks associated with the funds' investment strategies investing through an IRA or other tax-advantaged retirement plan seeking current income from an investment in Utilities

Who may not want to invest in the funds?

The funds may not be a good investment if you are

  seeking current income from an investment in Global Gold or Global Natural Resources investing for a short period of time
  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

Global Gold Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                      1990       1991       1992     1993       1994      1995      1996      1997       1998       1999
Global Gold Fund     -19.43%    -11.23%    -8.65%    81.22%    -16.75%    9.25%    -2.76%    -41.47%    -12.18%    -3.18%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                 Highest               Lowest
========================================================
Global Gold      34.28% (2Q 1993)      -31.35% (4Q 1997)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year      5 years      10 years      Life of Fund(1)
=========================================================================================================
Global Gold                                        -3.18%      -11.96%      -6.31%        -4.26%
MSCI World Stock Index                             24.93%       19.76%      11.42%        12.99%(2)
Fund Benchmark(3)                                  -1.80%      -11.55%      -5.82%        -3.39%(2)
  The inception date for the fund is August 17, 1988.
  Since August 31, 1988, the date closest to the fund's inception for which data are available.
  The fund's proprietary benchmark is described on page 7.

Global Natural Resources Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                     1995      1996      1997       1998       1999
Global Natural
Resources Fund      14.40%    15.45%     2.50%     -6.30%      26.50%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest               Lowest
=====================================================================
Global Natural Resources      12.01% (2Q 1999)      -11.73% (4Q 1997)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended
December 31, 1999                1 year      5 years      Life of Fund(1)
=========================================================================
Global Natural Resources         26.50%      9.91%         8.61%
Dow Jones World Stock Index      24.46%      16.98%       15.70%(2)
Fund Benchmark(3)                29.31%      11.90%       10.68%(2)
  The inception date for the fund is September 15, 1994.
  Since September 30, 1994, the date closest to the fund's inception for which data are available.
  The fund's proprietary benchmark is described on page 9.

Utilities Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                    1994      1995      1996      1997       1998       1999
Utilities Fund     -10.04%   35.70%     4.82%    35.82%     27.43%     11.46%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

               Highest               Lowest
=====================================================
Utilities      18.04% (4Q 1997)      -8.70% (1Q 1994)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended
December 31, 1999                1 year      5 years      Life of Fund(1)
=========================================================================
Utilities                        11.46%      22.36%       15.21%
S&P 500 Index                    21.04%      28.56%       21.70%
Fund Benchmark(2)                12.36%      23.98%       16.37%
  The inception date for the fund is March 1, 1993.
  The fund's proprietary benchmark is described on page 11.

Fees and Expenses

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Shareholder Fees (fees paid directly from your investment)

Global Gold                         Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)
==========================================================================================================
Shares held less than 180 days      2.0%
Shares held 180 days or more        None

[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Annual Operating Expenses (expenses that are deducted from fund assets)

                              Management      Distribution and          Other            Total Annual Fund
                              Fee(1)          Service (12b-1) Fees      Expenses(2)      Operating Expenses
===========================================================================================================
Global Gold                   0.68%           None                      0.00%            0.68%
Global Natural Resources      0.68%           None                      0.00%            0.68%
Utilities                     0.68%           None                      0.00%            0.68%
  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.
  Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you...

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

...your cost of investing in the fund would be:

                              1 year      3 years     5 years     10 years
==========================================================================
Global Gold                   $69         $217        $378        $844
--------------------------------------------------------------------------
Global Natural Resources      $69         $217        $378        $844
--------------------------------------------------------------------------
Utilities                     $69         $217        $378        $844

Objectives, Strategies and Risks

Global Gold Fund

What is the fund's investment objective?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Normally, the managers will invest in securities of companies in at least three different countries.

How does the fund pursue its investment objective?

The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

The managers use a proprietary benchmark that the fund advisor developed and monitors that represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets.

Global Gold will concentrate its investments in securities of Gold Companies. Under normal circumstances, at least 65% of the value of the fund will be invested in such companies. When the managers believe it is prudent, the fund may invest in securities other than stocks, such as convertible debt securities, equity equivalents, sponsored or unsponsored American Depositary Receipts, gold, gold certificates, gold futures, short-term investments and nonleveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information. Global Gold also may purchase debt securities, such as notes, bonds, debentures or commercial paper.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

Additional information about the fund's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

Many investors believe that gold investments hedge against inflation, currency devaluations, and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

  Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.
  Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. Also, the fund may be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
  Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.
  Availability of Information. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

Global Natural Resources Fund

What is the fund's investment objective?

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

How does the fund pursue its investment objective?

Global Natural Resources will concentrate its investments in securities of companies engaged in the natural resources industries. The fund's investment strategy utilizes some quantitative management techniques as well as fundamental stock selection. The fund managers build the fund's portfolio using a top-down approach. They first consider factors in the global economy that affect the supply and demand in commodity markets. The managers then review those factors and how they affect particular industries and determine whether to over- or under-weight certain industries compared to the benchmark. The managers next consider the cost structure of individual companies and analyze the economies of the regions where the companies are located or operate. The managers then create a selection list of stocks for the portfolio.

The selection list is then compared to the fund's benchmark using portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the selection list that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the benchmark without taking on significant additional risk. The fund's benchmark is a subset of companies in the energy and basic materials sector of the Dow Jones World Stock Index (DJWSI)*.

The managers do not attempt to time the market. Instead, they intend to keep Global Natural Resources essentially fully invested in stocks regardless of the movement of stock prices generally. The managers also may invest up to 35% of the fund's assets in when-issued and forward commitment agreements, if necessary to purchase securities. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity equivalents, foreign securities, short-term investments, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

Additional information about the fund's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

*The DJWSI is the property of Dow Jones & Co., Inc.

What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Natural Resources concentrates its investments in natural resources companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Historically, the securities of some natural resources companies may be subject to broad price fluctuations during periods of economic or financial instability. These fluctuations may cause volatility in the fund's share price.

Many investors believe investments in natural resources companies hedge against commodity-price-driven inflation, but there is no guarantee that this historical relationship will continue.

Depending on the composition of the benchmark, Global Natural Resources may invest in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

  Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.
  Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. Also, the fund may be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
  Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.
  Availability of Information. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

Utilities Fund

What is the fund's investment objective?

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

How does the fund pursue its investment objective?

Utilities invests primarily in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative management techniques in a two-part process. The first part involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price to earnings and price to book ratios.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

Under normal market conditions, Utilities invests at least 75% of its total assets in stocks of companies engaged in the utilities industry. Within this 75% category, the managers will not buy shares of a company unless 50% or more of the company's revenues or net profits come from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitary services. Utilities may invest up to 25% of its total assets in fixed-income securities.

When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity equivalents, foreign securities, short-term investments, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

[GRAPHIC OMITTED: POINTING FINGER] As of the end of December 1999, the fund's benchmark was composed of 155 companies with an aggregate market capitalization of almost $1.01 trillion. The average market capitalization of the companies in the benchmark was $12.72 billion.

The fund's benchmark is a market capitalization weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes in the fund's holdings.

Additional information about the fund's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result.

Although the fund managers generally invest the fund's assets in U.S. stocks, Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a
Percentage of Average Net Assets for the Fiscal Year Ended December 31, 1999
================================================================================
Global Gold                                                                0.68%
--------------------------------------------------------------------------------
Global Natural Resources                                                   0.68%
--------------------------------------------------------------------------------
Utilities                                                                  0.68%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, supervises the portfolio management team that manages Global Gold, Global Natural Resources and Utilities. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

William Martin

Mr. Martin, Vice President and Senior Portfolio Manager, has served on the management team for Global Gold and Global Natural Resources since their inception and joined the team managing the Utilities fund in December 1998. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

Joseph B. Sterling

Mr. Sterling, Portfolio Manager, joined the Global Natural Resources team in November 1996, the Utilities team in May 1997 and the Global Gold team in June 1997. Prior positions held by Mr. Sterling since joining American Century in 1989 include those of Associate Portfolio Manager and Research Analyst. He has a degree from the University of California — Berkeley.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account

By telephone Investor Relations 1-800-345-2021 Business, Not-For-Profit and Employer-Sponsored Retirement Plans 1-800-345-3533 Automated Information Line 1-800-345-8765 [GRAPHIC OMITTED: TELEPHONE]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

Make additional investments Call or use our Automated Information Line if you have authorized us to invest from your bank account. Sell shares Call a Service Representative.

Online www.americancentury.com [GRAPHIC OMITTED: COMPUTER]

Open an account
If you are a current investor, you can open an account by exchanging shares from another American Century account.

Exchange shares
Exchange shares from another American Century account.

Make additional investments Make an additional investment into an established American Century account if you have authorized us to invest from your bank account. Sell shares Not available.

By mail or fax P.O. Box 419200 Kansas City, MO 64141-6200 Fax 816-340-7962 [GRAPHIC OMITTED: ENVELOPE]

Open an account
Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares
Send written instructions to exchange your shares from one American Century account to another.

Make additional investments
Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

Sell shares
Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.

Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

Automatically [GRAPHIC OMITTED: ARROW IN A CIRCLE]	Open an account Not available. Exchange shares Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

Make additional investments
With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

Sell shares
If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

By wire

[GRAPHIC OMITTED: POINTING FINGER] Please remember if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[GRAPHIC OMITTED:
FAX MACHINE]

Open an account
Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

  Our bank information:

  Commerce Bank N.A.
  Routing No. 101000019
  Account No. 2804918
  The fund name
  Your American Century account number*
  Your name
  The contribution year (for IRAs only)
  * For additional investments only
Make additional investments Follow the wire instructions. Sell shares You can receive redemption proceeds by wire or electronic transfer. Exchange shares Not available.

In person	If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

[GRAPHIC OMITTED: MALE FIGURE]	4500 Main St. Kansas City, Missouri 8 a.m. to 5:30 p.m., Monday – Friday 1665 Charleston Road Mountain View, California 8 a.m. to 5 p.m., Monday – Friday

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m.,
Monday – Friday
8 a.m. to noon, Saturday

9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m.,
Monday – Friday
8 a.m. to noon, Saturday

Minimum Initial Investment Amounts

To open an account, the minimum investments are:
================================================================================
Individual or Joint                                                    $2,500
--------------------------------------------------------------------------------
Traditional IRA                                                        $1,000
--------------------------------------------------------------------------------
Roth IRA                                                               $1,000
--------------------------------------------------------------------------------
Education IRA                                                          $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                              $2,500
--------------------------------------------------------------------------------
403(b)                                                                 $1,000(1)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                             $2,500(2)
  For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.
  The minimum investment requirements may be different for some types of retirement accounts.

Redemption of Shares in Low-Balance Accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds — up to seven days — or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Global Gold and Global Natural Resources pay distributions of substantially all of their income, if any, on a semiannual basis in June and December. Utilities pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
=============================================================================================
Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

Multiple Class Information

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other class of shares primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — the operating expenses as a percentage of average net assets
  Net Income Ratio — the net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

Global Gold Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                               1999         1998         1997        1996        1995
========================================================================================================
Net Asset Value, Beginning of Period       $   5.52     $   6.34     $  11.33    $  12.37    $  11.33
                                           -------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                        0.06(1)      0.05(1)      0.09        0.06        0.02
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                  (0.24)       (0.82)       (4.79)      (0.40)       1.03
                                           -------------------------------------------------------------
  Total From Investment Operations            (0.18)       (0.77)       (4.70)      (0.34)       1.05
                                           -------------------------------------------------------------
Distributions
  From Net Investment Income                  (0.05)       (0.05)       (0.09)      (0.06)      (0.01)
  From Net Realized Gains on Investment
  Transactions                                   --           --        (0.20)      (0.64)         --
                                           -------------------------------------------------------------
  Total Distributions                         (0.05)       (0.05)       (0.29)      (0.70)      (0.01)
                                           -------------------------------------------------------------
Net Asset Value, End of Period             $   5.29     $   5.52     $   6.34    $  11.33    $  12.37
                                           =============================================================
  Total Return(2)                             (3.18)%     (12.18)%     (41.47)%     (2.76)%      9.25%

Ratios/Supplemental Data

                                               1999         1998         1997        1996        1995
========================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                   0.68%        0.69%        0.67%       0.62%       0.61%
Ratio of Net Investment Income to Average
  Net Assets                                   1.04%        0.75%        0.92%       0.46%       0.17%
Portfolio Turnover Rate                          53%          68%          28%         45%         28%
Net Assets, End of Period (in thousands)   $201,790     $228,771     $246,015    $432,587    $537,693
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Global Natural Resources Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                               1999        1998       1997         1996      1995
=====================================================================================================
Net Asset Value, Beginning of Period        $ 10.59     $ 11.48    $ 11.91      $ 10.66   $  9.61
                                            ---------------------------------------------------------
Income From Investment Operations
  Net Investment Income                        0.16(1)     0.19       0.22         0.17      0.16
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                   2.62       (0.90)      0.08         1.46      1.22
                                            ---------------------------------------------------------
  Total From Investment Operations             2.78       (0.71)      0.30         1.63      1.38
                                            ---------------------------------------------------------
Distributions
  From Net Investment Income                  (0.17)      (0.18)     (0.23)       (0.17)    (0.16)
  In Excess of Net Investment Income             --(2)       --         --           --        --
  From Net Realized Gains on Investment
  Transactions                                (0.14)         --      (0.50)       (0.21)    (0.17)
                                            ---------------------------------------------------------
  Total Distributions                         (0.31)      (0.18)     (0.73)       (0.38)    (0.33)
                                            ---------------------------------------------------------
Net Asset Value, End of Period              $ 13.06     $ 10.59    $ 11.48      $ 11.91   $ 10.66
                                            =========================================================
  Total Return(3)                             26.50%      (6.30)%     2.50%       15.45%    14.41%

Ratios/Supplemental Data

                                               1999        1998       1997         1996      1995
=====================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                   0.68%       0.69%      0.73%(4)     0.76%     0.76%
Ratio of Net Investment Income to Average
  Net Assets                                   1.34%       1.70%      1.55%(4)     1.78%     2.02%
Portfolio Turnover Rate                          87%         76%        41%          53%       39%
Net Assets, End of Period (in thousands)    $53,095     $39,749    $46,556      $66,021   $30,157
  Computed using average shares outstanding throughout the period.
  Per-share amount is less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.
  A portion of the management fee was waived during the year ended December 31, 1997. In absence of the fee waiver, the ratio of operating expenses to average net assets would have been 0.77% and the ratio of net investment income to average net assets would have been 1.51%.

Utilities Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                               1999         1998        1997        1996        1995
=======================================================================================================
Net Asset Value, Beginning of Period       $  15.96     $  14.24    $  11.51    $  11.44    $   8.79
                                           ------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                        0.33(1)      0.37        0.43        0.45        0.42
  Net Realized and Unrealized Gain on
  Investment Transactions                      1.45         3.39        3.57        0.08        2.65
                                           ------------------------------------------------------------
  Total From Investment Operations             1.78         3.76        4.00        0.53        3.07
                                           ------------------------------------------------------------
Distributions
  From Net Investment Income                  (0.35)       (0.38)      (0.42)      (0.46)      (0.42)
  In Excess of Net Investment Income             --(2)        --          --          --          --
  From Net Realized Gains on Investment
  Transactions                                (0.93)       (1.66)      (0.85)         --          --
                                           ------------------------------------------------------------
  Total Distributions                         (1.28)       (2.04)      (1.27)      (0.46)      (0.42)
                                           ------------------------------------------------------------
Net Asset Value, End of Period             $  16.46     $  15.96    $  14.24    $  11.51    $  11.44
                                           ============================================================
  Total Return(3)                             11.46%       27.43%      35.82%       4.82%      35.70%

Ratios/Supplemental Data

                                               1999         1998        1997        1996        1995
=======================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                   0.68%        0.69%       0.72%       0.71%       0.75%
Ratio of Net Investment Income to Average
  Net Assets                                   2.02%        2.51%       3.56%       3.88%       4.31%
Portfolio Turnover Rate                          50%          98%         92%         93%         68%
Net Assets, End of Period (in thousands)   $319,092     $307,777    $209,962    $145,134    $218,794
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5447

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

1-800-345-2021 or 816-531-5575

0005
SH-PRS 19729

Your AMERICAN CENTURY prospectus Global Gold Fund Global Natural Resources Fund Utilities Fund

MAY 1, 2000
ADVISOR CLASS

The Securities and Exchange
Commission has not approved
or disapproved these securities
or determined if this Prospectus
is accurate or complete. Anyone
who tells you otherwise is
committing a crime.

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

[AMERICAN CENTURY LOGO]

[AMERICAN CENTURY LOGO]
American Century Investments P.O. Box 419385 Kansas City, MO 64141-6385

Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Funds — Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History — See how the funds performed from year to year.

Fees and Expenses — Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks — Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Funds section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, a Service Representative will be happy to help weekdays, 8 a.m. to 5:30 p.m. Central time. Give us a call at 1-800-345-3533.

Sincerely,

/s/ Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

An Overview of the Funds

Fund Performance History

Fees and Expenses

Objectives, Strategies and Risks

    Global Gold Fund

    Global Natural Resources Fund

    Utilities Fund

Management

Investing with American Century

Share Price and Distributions

Taxes

Multiple Class Information

Financial Highlights

Performance Information of Other Class

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.

[GRAPHIC OMITTED: POINTING FINGER] This symbol highlights special information and helpful tips.

An Overview of the Funds

What are the funds' investment objectives?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

A more detailed description of the funds' investment strategies begins on page 7.

What are the funds' primary investment strategies and principal risks?

The funds' principal risks include

  Market Risk — The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
  Price Volatility — The value of a fund's shares may fluctuate significantly in the short term.
  Principal Loss — As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.
  Foreign Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks.
  Concentration Risk — Each fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

[GRAPHIC OMITTED: POINTING FINGER] An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who may want to invest in the funds?

The funds may be a good investment if you are

  seeking long-term capital growth from your investment
  comfortable with the funds' short-term price volatility
  comfortable with the risks associated with the funds' investment strategy investing through an IRA or other tax-advantaged retirement plan seeking current income from an investment in Utilities

Who may not want to invest in the funds?

The funds may not be a good investment if you are

  seeking current income from an investment in Global Gold or Global Natural Resources investing for a short period of time
  uncomfortable with short-term volatility in the value of your investment

Fund Performance History

Global Gold Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                      1999
Global Gold Fund     -3.30%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                 Highest               Lowest
========================================================
Global Gold      -1.42% (2Q 1999)      -18.44% (4Q 1999)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year      Life of Fund(1)
================================================================================
Global Gold                                        -3.30%      -16.98%
--------------------------------------------------------------------------------
MSCI World Stock Index                             24.93%       21.51%(2)
--------------------------------------------------------------------------------
Fund Benchmark(3)                                  -1.80%       -7.67%(2)
  The inception date for the fund is May 6, 1998.
  Since May 31, 1988, the date closest to the fund's inception for which data are available.
  The fund's proprietary benchmark is described on page 7.

Global Natural Resources Fund

When the Advisor Class of the fund has investment results for a full calendar year, this section will feature charts that show

  Annual Total Returns
  Highest and Lowest Quarterly Returns
  Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

In addition, investors can examine the performance of the fund's Investor Class of shares. The Investor Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Utilities Fund

[GRAPHIC OMITTED: POINTING FINGER] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

Annual Total Returns

The following bar chart shows the performance of the fund's Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year.

[GRAPHIC OMITTED]

[The following table was depicted as a bar graph in the printed material.]

                    1999
Utilities Fund      11.20%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

               Highest               Lowest
=====================================================
Utilities      12.05% (2Q 1999)      -5.59% (3Q 1999)

[GRAPHIC OMITTED: POINTING FINGER] For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Average Annual Total Returns

The following table shows the average annual total returns of the fund's Advisor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1999      1 year      Life of Fund(1)
================================================================================
Utilities                                          11.20%      19.89%
--------------------------------------------------------------------------------
S&P 500 Index                                      21.04%      20.46%(2)
--------------------------------------------------------------------------------
Fund Benchmark(3)                                  12.36%      21.74%(2)
  The inception date for the fund is June 25, 1998.
  Since June 30, 1998, the date closest to the fund's inception for which data are available.
  The fund's proprietary benchmark is described on page 11.

Fees and Expenses

There are no sales loads, fees or other charges

  to buy fund shares directly from American Century
  to reinvest dividends in additional shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Shareholder Fees (fees paid directly from your investment)

Global Gold                         Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)
==========================================================================================================
Shares held less than 180 days      2.0%
----------------------------------------------------------------------------------------------------------
Shares held 180 days or more        None

[GRAPHIC OMITTED: POINTING FINGER] A redemption is the sale of all or a portion of the shares in an account, including as part of an exchange to another American Century account.

Annual Operating Expenses (expenses that are deducted from fund assets)

                    Management      Distribution and            Other            Total Annual Fund
                    Fee(1)          Service (12b-1) Fees(2)     Expenses(3)      Operating Expenses
===================================================================================================
Global Gold         0.43%           0.50%                       0.00%            0.93%
---------------------------------------------------------------------------------------------------
Global Natural
Resources           0.43%           0.50%                       0.00%            0.93%
---------------------------------------------------------------------------------------------------
Utilities           0.43%           0.50%                       0.00%            0.93%
  Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.
  The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 19.
  Other expenses, which include the fees and expenses of the funds' independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

[GRAPHIC OMITTED: POINTING FINGER] Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you...

  invest $10,000 in the fund
  redeem all of your shares at the end of the periods shown below earn a 5% return each year
  incur the same operating expenses as shown above

...your cost of investing in the fund would be:

                              1 year      3 years      5 years      10 years
============================================================================
Global Gold                   $95         $296         $513         $1,139
----------------------------------------------------------------------------
Global Natural Resources      $95         $296         $513         $1,139
----------------------------------------------------------------------------
Utilities                     $95         $296         $513         $1,139

Objectives, Strategies and Risks

Global Gold Fund

What is the fund's investment objective?

Global Gold seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

Normally, the managers will invest in securities of companies in at least three different countries.

How does the fund pursue its investment objective?

The fund's investment strategy utilizes quantitative management techniques as well as fundamental stock selection in a two-part process. The first part involves selecting stocks based on several valuation criteria, without comparing the fund's holdings to the holdings of an index or benchmark.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

The managers use a proprietary benchmark that the fund advisor developed and monitors that represents the worldwide gold equities market. This proprietary benchmark contains securities of companies engaged in mining, processing, exploring for or otherwise dealing with gold or other precious metals (Gold Companies). To be included in the benchmark, Gold Companies must be a certain size and receive a minimum percentage of their revenues from gold-related activities or have a minimum percentage of their assets invested in gold-related assets.

Global Gold will concentrate its investments in securities of Gold Companies. Under normal circumstances, at least 65% of the value of the fund will be invested in such companies. When the managers believe it is prudent, the fund may invest in securities other than stocks, such as convertible debt securities, equity equivalents, sponsored or unsponsored American Depositary Receipts, gold, gold certificates, gold futures, short-term investments and nonleveraged stock index futures contracts. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information. Global Gold also may purchase debt securities, such as notes, bonds, debentures or commercial paper.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

Additional information about the fund's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Gold concentrates its investments in Gold Companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Gold stocks generally are considered speculative because of their high share price volatility, and the fund's share price may be affected by this volatility.

Many investors believe that gold investments hedge against inflation, currency devaluations, and general stock market declines, but there is no guarantee that these historical inverse relationships will continue.

Global Gold invests primarily in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

  Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.
  Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. Also, the fund may be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
  Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.
  Availability of Information. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

Global Natural Resources Fund

What is the fund's investment objective?

Global Natural Resources seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in the natural resources industries.

How does the fund pursue its investment objective?

Global Natural Resources will concentrate its investments in securities of companies engaged in the natural resources industries. The fund's investment strategy utilizes some quantitative management techniques as well as fundamental stock selection. The fund managers build the fund's portfolio using a top-down approach. They first consider factors in the global economy that affect the supply and demand in commodity markets. The managers then review those factors and how they affect particular industries and determine whether to over- or under-weight certain industries compared to the benchmark. The managers next consider the cost structure of individual companies and analyze the economies of the regions where the companies are located or operate. The managers then create a selection list of stocks for the portfolio.

The selection list is then compared to the fund's benchmark using portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks from the selection list that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the benchmark without taking on significant additional risk. The fund's benchmark is a subset of companies in the energy and basic materials sector of the Dow Jones World Stock Index (DJWSI)*.

The managers do not attempt to time the market. Instead, they intend to keep Global Natural Resources essentially fully invested in stocks regardless of the movement of stock prices generally. The managers also may invest up to 35% of the fund's assets in when-issued and forward commitment agreements, if necessary to purchase securities. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity equivalents, foreign securities, short-term investments, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

Additional information about the fund's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

*The DJWSI is the property of Dow Jones & Co., Inc.

What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Global Natural Resources concentrates its investments in natural resources companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. Historically, the securities of some natural resources companies may be subject to broad price fluctuations during periods of economic or financial instability. These fluctuations may cause volatility in the fund's share price.

Many investors believe investments in natural resources companies hedge against commodity-price-driven inflation, but there is no guarantee that this historical relationship will continue.

Depending on the composition of the benchmark, Global Natural Resources may invest in foreign securities, which generally involves greater risks than investing in U.S. securities. These risks are summarized below:

  Currency Risk. In addition to changes in the value of the fund's investments, changes in the value of foreign currencies against the U.S. dollar also could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. The fund's investments, however, generally are held in the foreign currency of the country where investments are made. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar.
  Political and Economic Risk. Many countries where the fund invests are not as politically or economically developed as the United States. As a result, the economies and political and social structures of these countries could be unstable and exert forces that could cause the value of the fund's investments to decrease. Also, the fund may be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.
  Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the fund to buy and sell securities. These factors could result in a loss to the fund by causing the fund to be unable to dispose of an investment, by causing the fund to miss an attractive investment opportunity, or by causing fund assets to be uninvested for some period of time.
  Availability of Information. Generally, foreign companies are not subject to the regulatory controls or uniform accounting, auditing and financial reporting standards imposed on U.S. issuers. As a result, there may be less publicly available information about foreign issuers than is available regarding U.S. issuers.

Utilities Fund

What is the fund's investment objective?

Utilities seeks current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry.

How does the fund pursue its investment objective?

Utilities invests primarily in equity securities of companies engaged in the utilities industry. The fund's investment strategy utilizes quantitative management techniques in a two-part process. The first part involves ranking stocks on the basis of their growth and valuation characteristics. Examples of growth characteristics are earnings growth rates and changes in analyst earnings estimates. Examples of valuation characteristics are price to earnings and price to book ratios.

In the second part of the process, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer model to build a portfolio of stocks that they believe will provide the optimal balance between risk relative to the fund's benchmark, which is described below, and expected return of the fund, as measured in the stock ranking completed in the first step.

Under normal market conditions, Utilities invests at least 75% of its total assets in stocks of companies engaged in the utilities industry. Within this 75% category, the managers will not buy shares of a company unless 50% or more of the company's revenues or net profits come from the ownership or operation of facilities used to provide electricity, natural gas, telecommunications services, cable television, water or sanitary services. Utilities may invest up to 25% of its total assets in fixed-income securities.

When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity equivalents, foreign securities, short-term investments, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the Statement of Additional Information.

Nonleveraged means that the fund may not invest in futures contracts when it would be possible to lose more than the fund invested.

[GRAPHIC OMITTED: POINTING FINGER] As of the end of December 1999, the fund's benchmark was composed of 155 companies with an aggregate market capitalization of almost $1.01 trillion. The average market capitalization of the companies in the benchmark was $12.72 billion.

The fund's benchmark is a market capitalization weighted index of companies engaged in the utilities industry as defined above and whose shares are traded in the United States. It is an internally developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time. Changes in the index may induce changes in the fund's holdings.

Additional information about the fund's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

What are the principal risks of investing in the fund?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

Because Utilities concentrates its investments in utilities companies, it may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. As an example of these risks, companies in the telecommunications and electric utilities industries have experienced substantial changes in the amount and type of regulation at the state and federal levels. While creating opportunities for some companies, it also has increased uncertainty for others with respect to future revenues and earnings. This trend may continue for some time and increased share price volatility may result.

Although the fund managers generally invest the fund's assets in U.S. stocks, Utilities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds. The rate of the management fee for each fund is determined monthly on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a
Percentage of Average Net Assets for the Fiscal Year Ended December 31, 1999
================================================================================
Global Gold                                                              0.43%
--------------------------------------------------------------------------------
Global Natural Resources                                                 N/A (1)
--------------------------------------------------------------------------------
Utilities                                                                0.43%
  The fund was not in operation for the full fiscal year ended December 31, 1999. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:
Investment Category Fee Schedule:      Complex Fee Schedule (Advisor Class):
Category Assets          Fee Rate      Complex Assets               Fee Rate
First $1 billion         0.5200%       First $2.5 billion           0.0600%
Next $5 billion          0.4600%       Next $7.5 billion            0.0500%
Next $15 billion         0.4160%       Next $15.0 billion           0.0485%
Next $25 billion         0.3690%       Next $25.0 billion           0.0470%
Next $50 billion         0.3420%       Next $50.0 billion           0.0460%
Next $150 billion        0.3390%       Next $100.0 billion          0.0450%
Thereafter               0.3380%       Next $100.0 billion          0.0440%
                                       Next $200.0 billion          0.0430%
                                       Next $250.0 billion          0.0420%
                                       Next $500.0 billion          0.0410%
                                       Thereafter                   0.0400%
                                       Thereafter                   0.2900%

The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

[GRAPHIC OMITTED: POINTING FINGER] Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

The portfolio managers on the investment team are identified below:

John Schniedwind

Mr. Schniedwind, Senior Vice President, Senior Portfolio Manager and Group Leader — Quantitative Equity, supervises the portfolio management team that manages Global Gold, Global Natural Resources and Utilities. He joined American Century in 1982 and also supervises other portfolio management teams. He has degrees from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.

William Martin

Mr. Martin, Vice President and Senior Portfolio Manager, has served on the management team for Global Gold and Global Natural Resources since their inception and joined the team managing the Utilities fund in December 1998. He joined American Century in 1989. He has a degree from the University of Illinois and is a Chartered Financial Analyst.

Joseph B. Sterling

Mr. Sterling, Portfolio Manager, joined the Global Natural Resources team in November 1996, the Utilities team in May 1997 and the Global Gold team in June 1997. Prior positions held by Mr. Sterling since joining American Century in 1989 include those of Associate Portfolio Manager and Research Analyst. He has a degree from the University of California — Berkeley.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the funds may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

[GRAPHIC OMITTED: POINTING FINGER] Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements
  exchange policies
  fund choices
  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, sem-annual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized these intermediaries to accept orders on each fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time, and each fund reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds — up to seven days — or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

Share Price and Distributions

Share Price

The net asset value, or NAV, of a fund is the price of the fund's shares.

American Century determines the net asset value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized on the sale of investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Global Gold and Global Natural Resources pay distributions of substantially all of their income, if any, on a semiannual basis in June and December. Utilities pays distributions of substantially all of its income quarterly. Distributions from realized capital gains are paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

[GRAPHIC OMITTED: POINTING FINGER] Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28% Bracket or Above
=============================================================================================
Short-term capital gains      Ordinary income rate          Ordinary income rate
---------------------------------------------------------------------------------------------
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

Multiple Class Information

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions, or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure — Master Distribution and Shareholder Services Plan in the Statement of Additional Information.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — the operating expenses as a percentage of average net assets
  Net Income Ratio — the net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999 and 1998, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request.

Global Gold Fund

Advisor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                      1999             1998(1)
=================================================================================================
Net Asset Value, Beginning of Period                               $  5.52          $  7.31
                                                                   ------------------------------
Income From Investment Operations
  Net Investment Income(2)                                            0.03             0.01
  Net Realized and Unrealized Loss on Investment Transactions        (0.21)           (1.76)
                                                                   ------------------------------
  Total From Investment Operations                                   (0.18)           (1.75)
                                                                   ------------------------------
Distributions
  From Net Investment Income                                         (0.05)           (0.04)
                                                                   ------------------------------
Net Asset Value, End of Period                                     $  5.29          $  5.52
                                                                   ==============================
  Total Return(3)                                                    (3.30)%         (24.00)%

Ratios/Supplemental Data

                                                                      1999             1998(1)
=================================================================================================
Ratio of Operating Expenses to Average Net Assets                     0.93%            0.94%(4)
Ratio of Net Investment Income to Average Net Assets                  0.79%            0.20%(4)
Portfolio Turnover Rate                                                 53%              68%
Net Assets, End of Period                                          $21,280          $16,938
  May 6, 1998 (commencement of sale) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Global Natural Resources Fund

Advisor Class

For a Share Outstanding Throughout the Period Indicated

Per-Share Data

                                                                      1999(1)
================================================================================
Net Asset Value, Beginning of Period                               $ 11.99
                                                                   -------
Income From Investment Operations
  Net Investment Income(2)                                            0.07
  Net Realized and Unrealized Gain on Investment Transactions         1.29
                                                                   -------
  Total From Investment Operations                                    1.36
                                                                   -------
Distributions
  From Net Investment Income                                         (0.15)
  In Excess of Net Investment Income                                    --(3)
  From Net Realized Gains on Investment Transactions                 (0.14)
                                                                   -------
  Total Distributions                                                (0.29)
                                                                   -------
Net Asset Value, End of Period                                     $ 13.06
                                                                   =======
  Total Return(4)                                                    11.44%

Ratios/Supplemental Data

                                                                      1999(1)
================================================================================
Ratio of Operating Expenses to Average Net Assets                     0.93%(5)
Ratio of Net Investment Income to Average Net Assets                  0.85%(5)
Portfolio Turnover Rate                                                 87%
Net Assets, End of Period                                          $40,442
  April 26, 1999 (commencement of sale) through December 31, 1999.
  Computed using average shares outstanding throughout the period.
  Per-share amount is less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
  Annualized.

Utilities Fund

Advisor Class

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)

Per-Share Data

                                                                     1999            1998(1)
===============================================================================================
Net Asset Value, Beginning of Period                               $15.96          $14.90
                                                                   ----------------------------
Income From Investment Operations
  Net Investment Income                                              0.27(2)         0.16
  Net Realized and Unrealized Gain on Investment Transactions        1.47            2.52
                                                                   ----------------------------
  Total From Investment Operations                                   1.74            2.68
                                                                   ----------------------------
Distributions
  From Net Investment Income                                        (0.31)          (0.19)
  In Excess of Net Investment Income                                   --(3)           --
  From Net Realized Gains on Investment Transactions                (0.93)          (1.43)
                                                                   ----------------------------
  Total Distributions                                               (1.24)          (1.62)
                                                                   ----------------------------
Net Asset Value, End of Period                                     $16.46          $15.96
                                                                   ============================
  Total Return(4)                                                   11.20%          18.43%

Ratios/Supplemental Data

                                                                     1999            1998(1)
===============================================================================================
Ratio of Operating Expenses to Average Net Assets                    0.93%           0.94%(5)
Ratio of Net Investment Income to Average Net Assets                 1.77%           1.94%(5)
Portfolio Turnover Rate                                                50%             98%
Net Assets, End of Period (in thousands)                           $5,388          $   76
  June 25, 1998 (commencement of sale) through December 31, 1998.
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.
  Annualized.

Performance Information of Other Class

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

  share price at the beginning of the period
  investment income and capital gains or losses
  distributions of income and capital gains paid to investors share price at the end of the period

Each table also includes some key statistics for the period as appropriate

  Total Return — the overall percentage of return of the fund, assuming the reinvestment of all distributions
  Expense Ratio — the operating expenses as a percentage of average net assets
  Net Income Ratio — the net investment income as a percentage of average net assets
  Portfolio Turnover — the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended December 31, 1999, 1998 and 1997, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.

Global Gold Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                               1999           1998           1997          1996          1995
================================================================================================================
Net Asset Value, Beginning of Period       $   5.52       $   6.34       $  11.33      $  12.37      $  11.33
                                           ---------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                        0.06(1)        0.05(1)        0.09          0.06          0.02
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                  (0.24)         (0.82)         (4.79)        (0.40)         1.03
                                           ---------------------------------------------------------------------
  Total From Investment Operations            (0.18)         (0.77)         (4.70)        (0.34)         1.05
                                           ---------------------------------------------------------------------
Distributions
  From Net Investment Income                  (0.05)         (0.05)         (0.09)        (0.06)        (0.01)
  From Net Realized Gains on Investment
  Transactions                                   --             --          (0.20)        (0.64)           --
                                           ---------------------------------------------------------------------
  Total Distributions                         (0.05)         (0.05)         (0.29)        (0.70)        (0.01)
                                           ---------------------------------------------------------------------
Net Asset Value, End of Period             $   5.29       $   5.52       $   6.34      $  11.33      $  12.37
                                           =====================================================================
  Total Return(2)                             (3.18)%       (12.18)%       (41.47)%       (2.76)%        9.25%

Ratios/Supplemental Data

                                               1999           1998           1997          1996          1995
================================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                   0.68%          0.69%          0.67%         0.62%         0.61%
Ratio of Net Investment Income to Average
  Net Assets                                   1.04%          0.75%          0.92%         0.46%         0.17%
Portfolio Turnover Rate                          53%            68%            28%           45%           28%
Net Assets, End of Period (in thousands)   $201,790       $228,771       $246,015      $432,587      $537,693
  Computed using average shares outstanding throughout the period.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

Global Natural Resources Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                              1999             1998           1997              1996           1995
=====================================================================================================================
Net Asset Value, Beginning of Period       $ 10.59          $ 11.48        $ 11.91           $ 10.66        $  9.61
                                           --------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                       0.16(1)          0.19           0.22              0.17           0.16
  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions                  2.62            (0.90)          0.08              1.46           1.22
                                           --------------------------------------------------------------------------
  Total From Investment Operations            2.78            (0.71)          0.30              1.63           1.38
                                           --------------------------------------------------------------------------
Distributions
  From Net Investment Income                 (0.17)           (0.18)         (0.23)            (0.17)         (0.16)
  In Excess of Net Investment Income            --(2)            --             --                --             --
  From Net Realized Gains on Investment
  Transactions                               (0.14)              --          (0.50)            (0.21)         (0.17)
                                           --------------------------------------------------------------------------
  Total Distributions                        (0.31)           (0.18)         (0.73)            (0.38)         (0.33)
                                           --------------------------------------------------------------------------
Net Asset Value, End of Period             $ 13.06          $ 10.59        $ 11.48           $ 11.91        $ 10.66
                                           ==========================================================================
  Total Return(3)                            26.50%           (6.30)%         2.50%            15.45%         14.41%

Ratios/Supplemental Data

                                              1999             1998           1997              1996           1995
=====================================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                  0.68%            0.69%          0.73%(4)          0.76%          0.76%
Ratio of Net Investment Income to Average
  Net Assets                                  1.34%            1.70%          1.55%(4)          1.78%          2.02%
Portfolio Turnover Rate                         87%              76%            41%               53%            39%
Net Assets, End of Period (in thousands)   $53,095          $39,749        $46,556           $66,021        $30,157
  Computed using average shares outstanding throughout the period.
  Per-share amount is less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.
  A portion of the management fee was waived during the year ended December 31, 1997. In absence of the fee waiver, the ratio of operating expenses to average net assets would have been 0.77% and the ratio of net investment income to average net assets would have been 1.51%.

Utilities Fund

Investor Class

For a Share Outstanding Throughout the Years Ended December 31

Per-Share Data

                                               1999            1998          1997          1996          1995
===============================================================================================================
Net Asset Value, Beginning of Period       $  15.96        $  14.24      $  11.51      $  11.44      $   8.79
                                           --------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                        0.33(1)         0.37          0.43          0.45          0.42
  Net Realized and Unrealized Gain on
  Investment Transactions                      1.45            3.39          3.57          0.08          2.65
                                           --------------------------------------------------------------------
  Total From Investment Operations             1.78            3.76          4.00          0.53          3.07
                                           --------------------------------------------------------------------
Distributions
  From Net Investment Income                  (0.35)          (0.38)        (0.42)        (0.46)        (0.42)
  In Excess of Net Investment Income             --(2)           --            --            --            --
  From Net Realized Gains on Investment
  Transactions                                (0.93)          (1.66)        (0.85)           --            --
                                           --------------------------------------------------------------------
  Total Distributions                         (1.28)          (2.04)        (1.27)        (0.46)        (0.42)
                                           --------------------------------------------------------------------
Net Asset Value, End of Period             $  16.46        $  15.96      $  14.24      $  11.51      $  11.44
                                           ====================================================================
  Total Return(3)                             11.46%          27.43%        35.82%         4.82%        35.70%

Ratios/Supplemental Data

                                               1999            1998          1997          1996          1995
===============================================================================================================
Ratio of Operating Expenses to Average
  Net Assets                                   0.68%           0.69%         0.72%         0.71%         0.75%
Ratio of Net Investment Income to Average
  Net Assets                                   2.02%           2.51%         3.56%         3.88%         4.31%
Portfolio Turnover Rate                          50%             98%           92%           93%           68%
Net Assets, End of Period (in thousands)   $319,092        $307,777      $209,962      $145,134      $218,794
  Computed using average shares outstanding throughout the period.
  Per-share amount was less than $0.005.
  Total return assumes reinvestment of dividends and capital gains distributions, if any.

More information about the funds is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5447

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

1-800-345-3533 or 816-531-5575

0005
SH-PRS 19730

AMERICAN CENTURY statement of additional information Income & Growth Fund Equity Growth Fund Small Cap Quantitative Fund Global Gold Fund Global Natural Resources Fund Utilities Fund

MAY 1, 2000

American Century World
Quantitative Equity Funds

This Statement of Additional Information adds to the discussion in the funds' Prospectuses, dated May 1, 2000, but is not a prospectus. The Statement of Additional Information should be read in conjunction with the funds' current prospectuses. If you would like a copy of the Prospectuses, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual reports, which are delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021. .

Funds Distributor, Inc. and
American Century Investment
Services, Inc., Distributors

The Funds' History

Fund Investment Guidelines

Income & Growth, Equity Growth, Small Cap
Quantitative and Global Natural Resources

Global Gold

Utilities

Fund Investments and Risks

      Investment Strategies and Risks

      Investment Policies

      Portfolio Turnover

Management

      The Board of Directors

      Officers

      Code of Ethics

The Funds' Principal Shareholders

Service Providers

      Investment Advisor

      Transfer Agent and Administrator

      Distributors

Other Service Providers

      Custodian Banks

      Independent Auditor

Brokerage Allocation

Information about Fund Shares

      Multiple Class Structure

      Buying and Selling Fund Shares

      Valuation of a Fund's Securities

Taxes

      Federal Income Tax

      State and Local Income Tax

How Fund Performance Information Is Calculated

      Performance Comparisons

      Permissible Advertising Information

      Multiple Class Performance Advertising

Financial Statements

THE FUNDS' HISTORY

American Century Quantitative Equity Funds is a registered open-end management investment company that was organized as a California corporation named Benham Equities, Inc. on December 31, 1987. From August 18, 1988, to January 1, 1997, it was known as Benham Equity Funds. Throughout the Statement of Additional Information, we refer to American Century Quantitative Equity Funds as the corporation.

Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.

                        Investor Class              Advisor Class          Institutional Class
================================================================================================
                      Ticker   Inception          Ticker   Inception      Ticker    Inception
Fund                  Symbol   Date               Symbol   Date           Symbol    Date
------------------------------------------------------------------------------------------------
Income & Growth       BIGRX    12/17/1990         AMADX    12/15/1997     AMGIX     01/28/1998
------------------------------------------------------------------------------------------------
Equity Growth         BEQGX    05/09/1991         BEQAX    10/09/1997     AMEIX     01/02/1998

------------------------------------------------------------------------------------------------
Small Cap
Quantitative          ASQIX    07/31/1998         N/A      N/A            N/A       10/01/1999
------------------------------------------------------------------------------------------------
Global Gold           BGEIX    08/17/1988         N/A      05/06/1998     N/A       N/A
------------------------------------------------------------------------------------------------
Global Natural
Resources             BGRIX    09/15/1994         N/A      04/26/1999     N/A       N/A

------------------------------------------------------------------------------------------------
Utilities             BULIX    03/01/1993         N/A      06/25/1998     N/A       N/A
================================================================================================

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section, Investment Strategies and Risks, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

Each fund, except Global Gold and Global Natural Resources, is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

INCOME & GROWTH, EQUITY GROWTH, SMALL CAP QUANTITATIVE AND GLOBAL NATURAL RESOURCES

In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of domestic and foreign common stocks and equity equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and using other techniques, such as those discussed under Investment Strategies and Risks, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices, generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The managers may use stock index futures contracts as a way to expose the funds' cash assets to the market, while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See Short-Term Securities, page 11, Futures and Options, page 12, and Derivative Securities, page 10.

GLOBAL GOLD

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad power to decide how to invest fund assets, including the power to hold them uninvested. One of the non-stock investments the fund managers may make is in gold itself, as described below.

Gold Bullion. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins. There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), as well as the diversification requirements of the Investment Company Act. In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the fund managers' opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs and insurance expenses, and may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases. Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this Statement of Additional Information, such investments may involve the following special considerations:

Fluctuations in the Price of Gold. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries, world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

Potential Effect of Concentration of Source of Supply and Control of Sales. At the current time there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa. Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

Tax and Currency Laws. Changes in the tax or currency laws of the United States and foreign countries may inhibit the fund's ability to pursue or may increase the cost of pursuing its investment programs. For example, in September 1985, the government of South Africa reimposed a two-tier currency system. While this system may be removed within the next couple of years, it continues to differentiate between currency that may be used in transactions involving transfers of South African investments by foreign investors (the financial rand) and currency used for importing goods and remitting profits and dividends from an operating enterprise (the commercial rand). Since the reimposition of the two-tier currency system, the volatility of the financial rand has contributed to fluctuations in the net asset value of the fund. These effects may increase if the permissible uses of the financial rand are expanded.

Unpredictable Monetary Policies, Economic and Political Conditions. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets) than would be the case with investments in the securities of larger U.S. companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

New and Developing Markets for Private Gold Ownership. Between 1933 and December 31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

Expertise of the Investment Manager. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its fund managers than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because the Utilities Fund concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology). Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

Regulatory Risks. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

Natural Resource Risks. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

Environmental Risks. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

Technology and Competitive Risks. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

Interest Rate Risks. Utility companies usually finance capital expenditures (e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Foreign Securities

Each fund may invest an unlimited amount of its assets in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Investments in foreign securities may present certain risks, including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

Depositary Receipts

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the fund from the foreign settlement risks described under the section titled Foreign Securities, page 6.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any lawful purpose. See Derivative Securities, page 10.

The funds expect to use forward contracts under two circumstances:

(1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.

Each fund will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or Moody's, are of equivalent investment quality as determined by the advisor. A fund's investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment-grade will comprise less than 35% of the fund's net assets. Debt securities rated below the four highest categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade obligations. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the Foreign Securities section, page 6, are an example of the type of derivative security in which a fund might invest.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than nonconvertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible debt securities typically have lower ratings than similar nonconvertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on the NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total assets valued at market except through the purchase of debt securities in accordance with its investment objective, policies and limitations, or by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with derivative investments, including:

  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in derivative securities annually.

Investment in Companies with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days and other illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
  Commercial Paper;
  Certificates of Deposit and Euro Dollar Certificates of Deposit;
  Bankers' Acceptances;
  Short-term notes, bonds, debentures, or other debt instruments; and
  Repurchase Agreements.

In addition, each fund may invest part of its assets in other investment companies, including money market funds. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, the fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company,

(b) 5% of the fund's total assets with respect to any one investment company and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:

  protect against a decline in market value of the fund's securities (taking a short futures position), or protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500 Index for equity funds. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income-producing. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund manager will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

U.S. Government Securities

Each fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject                 Policy
================================================================================
Senior Securities       A fund may not issue senior securities, except as
                        permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing               A fund may not borrow money, except for temporary or
                        emergency purposes (not for leveraging or investment) in
                        an amount not exceeding 33 1/3% of the fund's total
                        assets.
--------------------------------------------------------------------------------
Lending                 A fund may not lend any security or make any other loan
                        if, as a result, more than 33 1/3% of the fund's total
                        assets would be lent to other parties, except, (i)
                        through the purchase of debt securities in accordance
                        with its investment objective, policies and limitations
                        or (ii) by engaging in repurchase agreements with
                        respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate             A fund may not purchase or sell real estate unless
                        acquired as a result of ownership of securities or other
                        instruments. This policy shall not prevent a fund from
                        investing in securities or other instruments backed by
                        real estate or securities of companies that deal in real
                        estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration           Income and Growth, Equity Growth and Small Cap
                        Quantitative may not concentrate their investments in
                        securities of issuers in a particular industry (other
                        than securities issued or guaranteed by the U.S.
                        government or any of its agencies or instrumentalities).
                        The other funds may not deviate from their policies of
                        concentrating investments in securities of issues as
                        follows: engaged in mining, fabricating, processing or
                        dealing in gold or other precious metals, such as
                        silver, platinum and palladium [Global Gold only];
                        engaged in the natural resources industry [Global
                        Natural Resources only]; or engaged in the utilities
                        industry [Utilities only].
--------------------------------------------------------------------------------
Underwriting            A fund may not act as an underwriter of securities
                        issued by others, except to the extent that the fund may
                        be considered an underwriter within the meaning of the
                        Securities Act of 1933 in the disposition of restricted
                        securities.
--------------------------------------------------------------------------------
Commodities             For all funds except Global Gold: A fund may not
                        purchase or sell physical commodities unless acquired as
                        a result of ownership of securities or other instruments
                        provided this limitation shall not prohibit the fund
                        from purchasing or selling options and futures contracts
                        or investing in securities or other instruments backed
                        by physical commodities.

                        For Global Gold only: The fund may not purchase gold
                        buillion, gold coins, or gold represented by
                        certificates of ownership interest or gold futures
                        contracts whose underlying commodity value would cause
                        the fund's aggregate investment in such commodities to
                        exceed 10% of the fund's net assets.
--------------------------------------------------------------------------------
Control                 A fund may not invest for purposes of exercising control
                        over management.
================================================================================

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the funds may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject                 Policy
================================================================================
Leveraging              For all funds except Global Gold and Global Natural
                        Resources: A fund may not purchase additional investment
                        securities at any time during which outstanding
                        borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity               A fund may not purchase any security or enter into a
                        repurchase agreement if, as a result, more than 15% of
                        its net assets would be invested in illiquid securities.
                        Illiquid securities include repurchase agreements not
                        entitling the holder to payment of principal and
                        interest within seven days and in securities that are
                        illiquid by virtue of legal or contractual restrictions
                        on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales             A fund may not sell securities short, unless it owns or
                        has the right to obtain securities equivalent in kind
                        and amount to the securities sold short, and provided
                        that transactions in futures contracts and options are
                        not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                  A fund may not purchase securities on margin, except
                        to obtain such short-term credits as are necessary for
                        the clearance of transactions, and provided that margin
                        payments in connection with futures contracts and
                        options on futures contracts shall not constitute
                        purchasing securities on margin.
================================================================================

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of the funds are shown in the Financial Highlights tables in the prospectuses.

Income & Growth, Equity Growth, Utilities and Small Cap Quantitative

The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, Equity Growth's & Small Cap Quantitative's rate of portfolio turnover is not expected to exceed 150%, and Income & Growth's & Utilities' rate of portfolio turnover is not expected to exceed 100%.

Global Gold and Global Natural Resources

With respect to these funds, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, each fund's rate of portfolio turnover may be substantial. The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

Because investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objective. As a result, a funds' annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with the funds; the advisor, American Century Investment Management, Inc. (ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the funds' other distribution agent, American Century Investment Services, Inc. (ACIS); or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.

Name (Age)                     Position(s) Held
Address                        With Funds          Principal Occupation(s) During Past Five Years
==========================================================================================================
Albert A. Eisenstat (69)       Director            Independent Director, Commercial Metals Co.
1665 Charleston Road                               (1982 to present)
Mountain View, CA 94043                            Independent Director, Sungard Data Systems
                                                   (1991 to present)
                                                   Independent Director, Business Objects S/A
                                                   (software & programming, 1994 to present)
                                                   General Partner, Discovery Ventures (venture
                                                   capital firm, 1996 to 1998)
----------------------------------------------------------------------------------------------------------
Ronald J. Gilson (53)          Director            Charles J. Meyers Professor of Law and Business,
1665 Charleston Road                               Stanford Law School (1979 to present)
Mountain View, CA 94043                            Mark and Eva Stern Professor of Law and Business,
                                                   Columbia University School of Law (1992 to present)
                                                   Counsel, Marron, Reid & Sheehy (a San Francisco law
                                                   firm, 1984 to present)
----------------------------------------------------------------------------------------------------------
William M. Lyons* (44)         Director            President, Chief Operating Officer and Assistant
4500 Main Street                                   Secretary, ACC
Kansas City, MO 64111                              Executive Vice President, Chief Operating Officer,
                                                   ACIM, ACSC, ACIS and 14 other ACC subsidiaries
                                                   Secretary, ACIM, ACSC, ACIS and five other
                                                   ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Myron S. Scholes (58)          Director            Partner, Oak Hill Capital Management
1665 Charleston Road                               (1999 to present)
Mountain View, CA 94043                            Principal, Long-Term Capital Management
                                                   (investment advisor, 1993 to January 1999)
                                                   Frank E. Buck Professor of Finance, Stanford Graduate
                                                   School of Business (1981 to present)
                                                   Director, Dimensional Fund Advisors
                                                   (investment advisor, 1982 to present)
                                                   Director, Smith Breeden Family of Funds
                                                   (1992 to present)
----------------------------------------------------------------------------------------------------------
Kenneth E. Scott (71)          Director            Ralph M. Parsons Professor of Law and Business,
1665 Charleston Road                               Stanford Law School (1972 to present)
Mountain View, CA 94043                            Director, RCM Capital Funds, Inc. (1994 to present)
----------------------------------------------------------------------------------------------------------
Isaac Stein (53)               Director            Director, Raychem Corporation
1665 Charleston Road                               (electrical equipment, 1993 to present)
Mountain View, CA 94043                            President, Waverley Associates, Inc.
                                                   (private investment firm, 1983 to present)
                                                   Director, ALZA Corporation
                                                   (pharmaceuticals, 1987 to present)
                                                   Trustee, Stanford University (1994 to present)
                                                   Chairman, Stanford Health Services (1994 to present)
----------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)     Director,           Chief Executive Officer and Director, ACC
4500 Main Street               Chairman of         Chief Executive Officer, ACIM ACSC, ACIS and six
Kansas City, MO 64111          the Board           other ACC subsidiaries
                                                   Director, ACIM, ACSC, ACIS and 11 other
                                                   ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers (55)         Director            Director, Indus International (software solutions,
1665 Charleston Road                               January 1999 to present)
Mountain View, CA 94043                            Director and Partner, Windy Hill Productions, LP
                                                   (educational software, 1994 to 1998)
                                                   Director, Quintus Corporation (automation solutions,
                                                   1995 to present)
----------------------------------------------------------------------------------------------------------

Committees

The Board has four committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

Committee                      Members             Function of Committee
==========================================================================================================
Audit                          Kenneth E. Scott    The Audit Committee selects and oversees the activities
                               Albert A. Eisenstat of the corporation's independent auditor. The Committee
                               Jeanne D. Wohlers   receives reports from the advisor's Internal Audit
                                                   Department, which is accountable solely to the
                                                   committee. The committee also receives reporting
                                                   about compliance matters affecting the corporation.
----------------------------------------------------------------------------------------------------------
Nominating                     Kenneth E. Scott    The Nominating Committee primarily considers and
                               Ronald J. Gilson    recommends individuals for nomination as directors. The
                               Myron S. Scholes    names of potential director candidates are drawn from a
                               Albert A. Eisenstat number of sources, including recommendations from
                               Isaac Stein         members of the Board, management and shareholders.
                               Jeanne D. Wohlers   This committee also reviews and makes recommendations
                                                   to the Board with respect to the composition of Board
                                                   committees and other Board-related matters, including
                                                   its organization, size, composition, responsibilities,
                                                   functions and compensation.
----------------------------------------------------------------------------------------------------------
Portfolio                      Myron S. Scholes    The Portfolio Committee reviews quarterly the investment
                               Ronald J. Gilson    activities and strategies used to manage fund assets. The
                               Isaac Stein         Committee regularly receives reports from portfolio
                                                   managers, credit analysts and other investment personnel
                                                   concerning the funds' investments.
----------------------------------------------------------------------------------------------------------
Quality of Service             Isaac Stein         The Quality of Service Committee reviews the level and
                               Ronald J. Gilson    quality of transfer agent and administrative services
                               William M. Lyons    provided to the funds and their shareholders. It receives
                               Myron S. Scholes    and reviews reports comparing those services to fund
                                                   competitors' services and seeks to improve such services
                                                   where feasible and appropriate.
==========================================================================================================

Compensation of Directors

The directors also serve as directors for six American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the seven investment companies served by the board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended December 31, 1999

--------------------------------------------------------------------------------
                       Total Compensation   Total Compensation  from the
Name of Director       from the Funds(1)    American Century Family of Funds(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat    $23,537              $74,500
Ronald J. Gilson        26,453               82,500
Myron S. Scholes        23,324               73,750
Kenneth E. Scott        26,300               82,250
Isaac Stein             25,069               78,750
Jeanne D. Wohlers       25,556               80,250
--------------------------------------------------------------------------------
  Includes compensation paid to the directors during the fiscal year ended December 31, 1999, and also includes amounts deferred at the election of the directors under the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. The total amount of deferred compensation included in the preceding table is as follows: Mr. Scott, $13,150; Mr. Stein, $25,069 and Ms. Wohlers, $25,556.
  Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board.

The funds have adopted the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 1999.

OFFICERS

Background information about the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the following table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds' distributors (FDI and ACIS), as specified in the following table.

Name (Age)                      Position(s)         Principal Occupation(s)
Address                         Held With Funds     During Past Five Years
-------------------------------------------------------------------------------------------------------
George A. Rio (45)              President           Executive Vice President and Director of
60 State Street, Suite 1300                         Client Services, FDI (March 1998 to present)
Boston, MA 02109                                    Senior Vice President and Senior Key
                                                    Account Manager, Putnam Mutual Funds
                                                    (June 1995 to March 1998)
                                                    Director Business Development, First Data
                                                    Corporation (May 1994 to June 1995)
-------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)      Vice President      Vice President and Associate General Counsel,
60 State Street, Suite 1300                         FDI (July 1996 to present)
Boston, MA 02109                                    Assistant Counsel, Forum Financial Group
                                                    (April 1994 to July 1996)
-------------------------------------------------------------------------------------------------------
Mary A. Nelson (36)             Vice President      Vice President and Manager of Treasury Services
60 State Street, Suite 1300                         and Administration, FDI (1994 to present)
Boston, MA 02109                                    Assistant Vice President and Client Manager,
                                                    The Boston Company, Inc. (1989 to 1994)
-------------------------------------------------------------------------------------------------------
David C. Tucker (41)            Vice President      Senior Vice President, ACSC, ACIM, ACIS and
4500 Main Street                                    three other ACC subsidiaries
Kansas City, MO 64111                               (June 1998 to present)
                                                    General Counsel, ACC and nine ACC subsidiaries
                                                    (June 1998 to present)
                                                    Vice President and Secretary, American Century
                                                    Ventures, Inc. (December 1999 to present)
                                                    Consultant to mutual fund industry
                                                    (May 1997 to April 1998)
                                                    Vice President and General Counsel,
                                                    Janus Companies (1990 to May 1997)
-------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)       Vice President      Senior Vice President, ACSC
4500 Main Street                and Treasurer
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (50)          Secretary           Secretary, ACC (February 1998 to present)
4500 Main Street                                    Director of Legal Operations
Kansas City, MO 64111                               (February 1996 to present)
                                                    Board Communications Manager, The Benham
                                                    Company (April 1994 to January 1996)
-------------------------------------------------------------------------------------------------------
Robert J. Leach (33)            Controller          Vice President and Controller-Fund Accounting,
4500 Main Street                                    ACSC (February 2000 to present)
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------
Merele A. May (37)              Controller          Vice President and Controller-Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------
C. Jean Wade (36)               Controller          Vice President and Controller-Fund Accounting,
4500 Main Street                                    ACSC (February 2000 to present)
Kansas City, MO 64111
-------------------------------------------------------------------------------------------------------
Jon Zindel (32)                 Tax Officer         Vice President of Taxation, ACSC (1996 to present)
4500 Main Street                                    Vice President, ACIM and 15 other ACC subsidiaries
Kansas City, MO 64111                               (April 1999 to present)
                                                    Treasurer, American Century Ventures, Inc.
                                                    (December 1999 to present)
                                                    Tax Manager, Price Waterhouse LLP
                                                    (1989 to 1996)
=======================================================================================================

CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. The codes of ethics of the funds, their investment advisor and American Century Investment Services, Inc., one of the funds' principal underwriters, permit access persons (personnel who have access to portfolio transaction information) to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from their appropriate compliance department before making such investments. The code of ethics of FDI, the funds' other principal underwriter, permits personnel subject to the code to invest in publicly traded securities, without restrictions.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 31, 2000, the following companies were the record owners of more than 5% of the outstanding shares of any class of the funds. The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. As of March 31, 2000, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

                                                                              Percentage of Shares
Fund                       Shareholder                                        Outstanding
-------------------------------------------------------------------------------------------------------
Equity Growth              Charles Schwab & Co Inc.
Investor                   San Francisco, California                           16.1%
-------------------------------------------------------------------------------------------------------
Advisor                    Security Trust Company
                           TTEE FBO IASIS Healthcare
                           Retirement Plan
                           Phoenix, Arizona                                    13.0%

                           Security Trust Company
                           FBO Paracelsus Retirement Savings
                           Phoenix, Arizona                                     6.4%

                           Saxon & Co
                           FBO VI Omnibus Account
                           Philadelphia, Pennsylvania                          15.3%
-------------------------------------------------------------------------------------------------------
Institutional              Charles Schwab & Co Inc.
                           San Francisco, California                            6.8%

                           Trustees of American Century Profit
                           Sharing and 401k Savings Plan and Trust
                           Kansas City, Missouri                               14.6%

                           Morgan Guaranty Trust Company
                           TR Deferred PS Plan of Morgan
                           Guaranty Trust Co of NY and Affiliated
                           Companies for US Employees
                           New York, New York                                  65.2%
-------------------------------------------------------------------------------------------------------
Global Gold
Investor                   Charles Schwab & Co Inc.
                           San Francisco, CA                                   17.4%
-------------------------------------------------------------------------------------------------------
Advisor                    American Century Investment Management, Inc.
                           Kansas City, Missouri                               40.0%

                           First Union National Bank
                           Cust Various Retirement Plans
                           Charlotte, North Carolina                           60.0%
-------------------------------------------------------------------------------------------------------
Global Natural Resources
Investor                   Charles Schwab & Co Inc.
                           San Francisco, California                           32.4%
-------------------------------------------------------------------------------------------------------
Advisor                    Donaldson Lufkin Jenrette Securities Corp.
                           Jersey City, New Jersey                             99.5%
-------------------------------------------------------------------------------------------------------
Income & Growth
Investor                   Charles Schwab & Co Inc.
                           San Francisco, California                           19.3%

                           National Financial Services Corp.
                           for the Exclusive Benefit of Customers
                           New York, New York                                   9.9%
-------------------------------------------------------------------------------------------------------
Advisor                    American Express Trust Company FBO
                           American Express Trust Retirement Service Plans
                           Minneapolis, Minnesota                              20.8%

                           Nationwide
                           QPVA
                           Columbus, Ohio                                      13.1%

                           Manufacturers Life Insurance Company USA
                           Toronto, Ontario                                    20.4%

                           Saxon & Co
                           FBO VI Omnibus Account
                           Philadelphia, Pennsylvania                           7.4%
-------------------------------------------------------------------------------------------------------
Income & Growth
Institutional              Charles Schwab & Co Inc.
                           San Francisco, California                           31.0%

                           Reliance Trust Co
                           FBO Model Portfolios
                           Atlanta, Georgia                                     6.5%

                           UMB Bank NA Trustee
                           Buckeye Pipe Line Services Company
                           Retirement and Savings Plan
                           Kansas City, Missouri                               11.5%

                           UMB Bank Trustee
                           Navistar International Transportation Corp.
                           401k Plan for Represented Employees
                           Kansas City, Missouri                               18.6%

                           Woodstock
                           Wisconsin Rapids, Wisconsin                         10.9%
-------------------------------------------------------------------------------------------------------
Small Cap Quantitative
Investor                   Thomas D. Des Brisay
                           Renton, Washington                                   6.4%
-------------------------------------------------------------------------------------------------------
Institutional              UMB Trustee
                           American Century Services Corporation
                           Stock Option Surrender Plan Trust
                           Kansas City, Missouri                               94.9%
-------------------------------------------------------------------------------------------------------
Utilities                  None
=======================================================================================================

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

ACIM and ACSC, are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process: First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.

The schedules by which the unified management fee is determined are shown below. The Investment Category Fees are determined according to the schedule below.

Investment Category Fee Schedule for:

Income & Growth, Equity Growth, Global Gold, Global Natural Resources, Utilities

--------------------------------------------------------------------------------
Category Assets                                                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                                                0.5200%
Next $5 billion                                                 0.4600%
Next $15 billion                                                0.4160%
Next $25 billion                                                0.3690%
Next $50 billion                                                0.3420%
Next $150 billion                                               0.3390%
Thereafter                                                      0.3380%
--------------------------------------------------------------------------------

Investment Category Fee Schedule for:

Small Cap Quantitative

--------------------------------------------------------------------------------
Category Assets                                                 Fee Rate
--------------------------------------------------------------------------------
First $1 billion                                                0.7200%
Next $5 billion                                                 0.6600%
Next $15 billion                                                0.6160%
Next $25 billion                                                0.5690%
Next $50 billion                                                0.5420%
Next $150 billion                                               0.5390%
Thereafter                                                      0.5380%
--------------------------------------------------------------------------------

The Complex Fee (Investor Class) is as follows:

Complex Fee Schedule

--------------------------------------------------------------------------------
Complex Assets                                                  Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                                              0.3100%
Next $7.5 billion                                               0.3000%
Next $15.0 billion                                              0.2985%
Next $25.0 billion                                              0.2970%
Next $50.0 billion                                              0.2960%
Next $100.0 billion                                             0.2950%
Next $100.0 billion                                             0.2940%
Next $200.0 billion                                             0.2930%
Next $250.0 billion                                             0.2920%
Next $500.0 billion                                             0.2910%
Thereafter                                                      0.2900%
--------------------------------------------------------------------------------

The Complex Fee schedule for the Institutional Class is lower by 0.2000% at each graduated step. For example, if the Investor Class Complex Fee is 0.3000% for the first $2 billion, the Institutional Class Complex Fee is 0.1000% (0.3000% minus 0.2000%) for the first $2 billion. The Complex Fee schedule for the Advisor Class is lower by 0.2500% at each graduated step.

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.

Unified management fees incurred by each fund for the fiscal periods ended December 31, 1999, 1998 and 1997, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.

Unified Management Fees(1)

--------------------------------------------------------------------------------
Fund                               1999             1998             1997(2)
--------------------------------------------------------------------------------
Income & Growth
   Investor                 $36,223,557       $20,761,820      $4,621,006
   Advisor                    1,383,680            85,755
   Institutional                412,082           128,089
--------------------------------------------------------------------------------
Equity Growth
   Investor                  14,505,633         9,768,776       1,904,594
   Advisor                      472,944           103,002
   Institutional                 33,092            23,566
--------------------------------------------------------------------------------
Small Cap Quantitative
   Investor                     129,423            25,213             N/A
   Institutional                     11
--------------------------------------------------------------------------------
Global Gold
   Investor                   1,469,888         1,760,165         900,609
   Advisor                           52               100             N/A
--------------------------------------------------------------------------------
Global Natural Resources
   Investor                     330,973           297,762         161,611
   Advisor                           68               N/A             N/A
--------------------------------------------------------------------------------
Utilities
   Investor                   2,107,571         1,604,996         423,153
   Advisor                       12,387                58             N/A
--------------------------------------------------------------------------------
  Net of reimbursements.
  From August 1 through December 31, 1997.

Investment Advisory Fees(1)

================================================================================
Fund                                                                        1997(2)
--------------------------------------------------------------------------------
Income & Growth                                                       $1,653,298
Equity Growth                                                            650,862
Small Cap Quantitative                                                       N/A
Global Gold                                                              633,691
Global Natural Resources                                                 120,156
Utilities                                                                207,981
================================================================================
  Net of reimbursements.
  From January 1 through July 31, 1997.

American Century Services Corporation provides physical facilities, including computer hardware and software, and personnel, for the day-to-day administration of the funds and of the manager. The manager pays American Century Services Corporation for such services.

Prior to August 1, 1997, the funds paid American Century Services Corporation directly for its services as transfer agent and administrative services agent. After that date, these fees are included in the unified management fee.

Administrative service and transfer agent fees paid by the funds for the fiscal year ended December 31, 1997, are indicated in the following tables. Fee amounts are net of expense limitations.

Administrative Fees(1)

================================================================================
Fund                                                                        1997
--------------------------------------------------------------------------------
Income & Growth                                                         $548,851
Equity Growth                                                            216,774
Small Cap Quantitative                                                       N/A
Global Gold                                                              210,125
Global Natural Resources                                                  34,367
Utilities Fund                                                            70,612
================================================================================
  Net of reimbursements

Transfer Agent Fees(1)

================================================================================
Fund                                                                        1997
--------------------------------------------------------------------------------
Income & Growth                                                         $732,727
Equity Growth                                                            347,736
Small Cap Quantitative                                                       N/A
Global Gold                                                              320,161
Global Natural Resources                                                  63,879
Utilities                                                                158,168
================================================================================
  Net of reimbursements

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the manager.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (1) providing certain officers of the funds and (2) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.

DISTRIBUTORS

The funds' shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. and its principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributors are the principal underwriters of the funds' shares. The distributors make a continuous, best-efforts underwriting of the funds' shares. This means the distributors have no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANT

PricewaterhouseCoopers LLP is the independent accountant of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City, Missouri 64105. As the independent accountant of the funds, PricewaterhouseCoopers provides services including

(1) audit of the annual financial statements for each fund,

(2) assistance and consultation in connection with SEC filings and

(3) review of the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended December 31, 1999, 1998 and 1997 the brokerage commissions of each fund were:

Fund                               1999                1998                1997
================================================================================
Income & Growth              $8,466,237          $9,085,557          $2,758,046
Equity Growth                 3,429,757           4,424,628           1,585,817
Small Cap Quantitative           29,764              14,349                 N/A
Global Gold                   2,006,589           1,071,884             588,515
Global Natural Resources        131,587              96,444             119,686
Utilities Fund                  287,462             621,666             327,582
================================================================================

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the six funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the funds, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an Institutional Class and an Advisor Class. Not all funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described below). The plan has been adopted by the funds' Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the funds' Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended December 31, 1999, the aggregate amount of fees paid by the funds under the Plan were: Income & Growth, $1,632,194; Equity Growth, $556,800; Small Cap Quantitative, N/A; Global Gold, $62; Global Natural Resources, $82; and Utilities, $14,614.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds. During the fiscal year ended December 31, 1999, the aggregate amount of fees paid by the funds under the Plan for shareholder services were: Income & Growth, $816,097; Equity Growth, $278,400; Small Cap Quantitative, N/A; Global Gold, $31; Global Natural Resources, $41; and Utilities, $7,307.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of distributor who engage in or support distribution of the funds' Advisor Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, Distributors;

(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders;

(e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) the providing of facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) the providing of other reasonable assistance in connection with the distribution of fund shares;

(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended December 31, 1999, the aggregate amount of fees paid by the funds under the Plan for distribution services were: Income & Growth, $816,097; Equity Growth, $278,400; Small Cap Quantitative, N/A; Global Gold, $31; Global Natural Resources, $41; and Utilities, $7,307.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every Exchange business day. In addition, trading may take place in various foreign markets and on electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from domestic corporations may qualify for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days.

Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either we or your financial intermediary is required by federal law to withhold and remit 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period, according to the following formula:

      YIELD = (2 [(a - b + 1)6 - 1])
                  ------
                    cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended December 31, 1999, Utilities' yield was 1.97%.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in a fund's net asset value per share during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The following tables set forth the average annual total return for the various classes of the funds for the one-, five- and 10-year periods (or the period since inception) ended December 31, 1999, the last day of the funds' fiscal year.

Average annual total returns for periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that performance remains constant throughout the year), and quoting the result as an annual return. Because a fund's return may not remain constant over the course of a year, these performance figures should be viewed as strictly hypothetical.

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Average Annual Total Returns — Investor Class

==================================================================================================
Fund                       1 year      5 years     10 years    Life of Fund  Inception Date
--------------------------------------------------------------------------------------------------
Income & Growth            17.96%      28.02%      N/A          21.43%       December 17, 1990
Equity Growth              18.47%      28.20%      N/A          19.63%       May 9, 1991
Small Cap Quantitative      9.76%      N/A         N/A           7.08%       July 31, 1998
Global Gold                -3.18%     -11.96%       -6.31%      -4.26%       August 17, 1988
Global Natural Resources   26.50%       9.91%      N/A           8.61%       September 15, 1994
Utilities                  11.46%      22.36%      N/A          15.21%       March 1, 1993
==================================================================================================

Average Annual Total Returns — Institutional Class

======================================================================================
Fund                               1 year          Life of Fund      Inception Date
--------------------------------------------------------------------------------------
Income & Growth                    18.27%          23.99%            January 28, 1998
Equity Growth                      18.78%          22.20%            January 2, 1998
Small Cap Quantitative             N/A             15.25%            October 1, 1999
======================================================================================

Average Annual Total Returns — Advisor Class

======================================================================================
Fund                                1 year         Life of Fund      Inception Date
--------------------------------------------------------------------------------------
Income & Growth                    17.65%          22.65%            December 15, 1997
Equity Growth                      18.28%          18.98%            October 9, 1997
Global Gold                        -3.30%         -16.98%            May 6, 1998
Global Natural Resources           N/A             11.44%            April 26, 1999
Utilities                          11.20%          19.89%            June 25, 1998
======================================================================================

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge, and with indices which do not reflect administrative and management costs such as those incurred by mutual funds. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends, including illustrations of particular markets (like the gold market); (3) presentations of statistical data to supplement such discussions and to illustrate historical and projected demand for certain commodities; (4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the corporation may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements of the funds are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1999. The Annual Reports are incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through an employer-sponsored retirement plan
  a bank
  a broker-dealer
  an insurance company
  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Security and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room Washington, D.C. Call 1-202-942-8090 for location and hours.
On the Internet	EDGAR database at www.sec.gov By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-0102

Investment Company Act File No. 811-5447

[AMERICAN CENTURY LOGO]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-19799 0005

--------------------------------------------------------------------------------

PART C      OTHER INFORMATION

Item 23     Exhibits

            (a)   Amended and Restated Articles of Incorporation of American
                  Century Quantitative Equity Funds dated March 1, 1999 (filed electronically as Exhibit a to Post-Effective Amendment No. 26
                  on Form N-1A on March 31, 1999, File No. 33-19589).

            (b)   Amended and Restated Bylaws of American Century Quantitative
                  Equity Funds dated March 9, 1998 (filed electronically as an
                  Exhibit to Post-Effective Amendment No. 21 on Form N-1A on
                  April 15, 1998, File No. 33-19589).

            (c)   Registrant hereby incorporates by reference, as though set forth fully herein, Article III and Article V of Registrants
                  Amended and Restated Articles of Incorporation, appearing as an Exhibit to Post-Effective Amendment No. 25 to the
                  Registration Statement on Form N-1A of the Registrant, and
                  Article I, Article IV, Article V and Article VII of
                  Registrants Amended and Restated Bylaws, appearing as Exhibit
                  (b)(2) to Post-Effective Amendment No. 21 to the Registration
                  Statement on Form N-1A of the Registrant.

            (d)   (1)Management Agreement - Investor Class between American
                  Century Quantitative Equity Funds and American Century
                  Investment Management, Inc., dated August 1, 1997, (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  33 on Form N1-A of American Century Government Income Trust,
                  File No. 2-99222).

                  (2) Amendment to Management Agreement - Investor Class between
                  American Century Quantitative Equity Funds and American
                  Century Investment Management, Inc., dated March 9, 1998
                  (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 23 on Form N-1A of American Century Municipal
                  Trust, File No. 2-91229).

                  (3) Management Agreement - Advisor Class between American
                  Century Quantitative Equity Funds and American Century
                  Investment Management, Inc., dated August 1, 1997, (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  27 on Form N1-A of American Century Target Maturities Trust,
                  File No. 2-94608).

                  (4) Amendment to Management Agreement - Advisor Class between
                  American Century Quantitative Equity Funds and American
                  Century Investment Management, Inc., dated July 1, 1998, is included herein.

                  (5) Management Agreement - Institutional Class between
                  American Century Quantitative Equity Funds and American
                  Century Investment Management, Inc., dated August 1, 1997,
                  (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 20 on Form N1-A on August 29, 1997, File No.
                  33-19589).

                  (6) Amendment to Management Agreement - Institutional Class
                  between American Century Quantitative Equity Funds and
                  American Century Investment Management, Inc., dated July 1,
                  1998 is included herein.

            (e)   (1) Distribution Agreement between American Century
                  Quantitative Equity Funds and Funds Distributor, Inc., dated
                  January 15, 1998 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 28 on Form N1-A of American
                  Century Target Maturities Trust, File No. 2-94608).

                  (2) Amendment No. 1 to Distribution Agreement between American
                  Century Quantitative Equity Funds and Funds Distributor, Inc.,
                  dated June 1, 1998 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 23 on Form N-1A on June 29, 1998,
                  File No. 33-19589).

                  (3) Amendment No. 2 to Distribution Agreement between American
                  Century Quantitative Equity Funds and Funds Distributor, Inc.,
                  dated December 1, 1998 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 12 of American Century World
                  Mutual Funds, Inc. on November 13, 1998).

                  (4) Amendment No. 3 to the Distribution Agreement between
                  American Century Quantitative Equity Funds and Funds
                  Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 24 to the
                  Registration Statement of American Century Variable
                  Portfolios, Inc., on January 15, 1999, File No. 33-14567).

                  (5) Amendment No. 4 to the Distribution Agreement between
                  American Century Quantitative Equity Funds and Funds
                  Distributor, Inc. dated July 30, 1999 (filed electronically as
                  Exhibit e5 to Post-Effective Amendment No. 16 to the
                  Registration Statement of American Century Capital Portfolios,
                  Inc. on July 29, 1999, File No. 33-64872).

                  (6) Amendment No. 5 to the Distribution Agreement between
                  American Century Quantitative Equity Funds and Funds
                  Distributor, Inc. (filed electronically as Exhibit e6 to
                  Post-Effective Amendment No. 87 to the Registration Statement
                  of American Century Mutual Funds, Inc. on November 29, 1999,
                  File No. 2-14213).

                  (7) Distribution Agreement between American Century
                  Quantitative Equity Funds and American Century Investment
                  Services, Inc. dated March 13, 2000 (filed electronically as
                  Exhibit e7 to Post-Effective Amendment No. 17 to the
                  Registration Statement of American Century World Mutual Funds,
                  Inc. on March 30, 2000, File No 33-39242).

            (f)   Not Applicable.

            (g)   (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 9,
                  1996, (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 31 on Form N1-A of American Century Government
                  Income Trust, File No. 2-99222, on February 28, 1997).

            (g)   (2) Master Agreement by and between Twentieth Century
                  Services, Inc. and Commerce Bank, N. A. dated January 22, 1997
                  (filed electronically as an Exhibit to Post-Effective
                  Amendment No. 76 to the Registration Statement of American
                  Century Mutual Funds, Inc., File No. 2-14213).

            (h)   (1) Transfer Agency Agreement between American Century
                  Quantitative Equity Funds and American Century Services
                  Corporation, dated August 1, 1997, (filed electronically as an
                  Exhibit to Post-Effective Amendment No. 33 on Form N1-A of
                  American Century Government Income Trust, File No. 2-99222 on
                  July 31, 1997).

                  (2) Amendment to Transfer Agency Agreement between American
                  Century Quantitative Equity Funds and American Century
                  Services Corporation, dated June 29, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  23 on Form N-1A on June 29, 1998, File No. 33-19589).

                  (3) Credit Agreement between American Century Funds and The
                  Chase Manhattan Bank as Administrative Agent dated as of
                  December 21, 1999 (filed electronically as an Exhibit to
                  Post-Effective Amendment No. 29 to the Registration Statement
                  on Form N-1A of American Century California Tax-Free and
                  Municipal Funds, File No. 2-82734, filed on December 29,
                  1999).

            (i)   Opinion and Consent of Counsel (filed electronically as an
                  Exhibit to Post-Effective Amendment No. 26 on Form N-1A on
                  March 31, 1999, File No. 33-19589).

            (j)   (1) Consent of PricewaterhouseCoopers LLP, is included herein.

                  (2) Power of Attorney dated December 18, 1998 (filed
                  electronically as an Exhibit to Post-Effective Amendment No.
                  24 on Form N-1A on January 5, 1999, File No. 33-19589).

            (k)   Not Applicable.

            (l)   Not Applicable.

            (m)   (1) Master Distribution and Shareholder Services Plan of
                  American Century Government Income Trust, American Century
                  International Bond Fund, American Century Target Maturities
                  Trust and American Century Quantitative Equity Funds (Advisor
                  Class) dated August 1, 1997, (filed electronically as Exhibit
                  m1 to Post-Effective Amendment No. 32 to the Registration
                  Statement of American Century Target Maturities Trust filed on
                  January 31, 2000, File No. 2-94608).

                  (2) Amendment No. 1 to Master Distribution and Shareholder
                  Services Plan of American Century Government Income Trust,
                  American Century International Bond Fund, American Century
                  Target Maturities Trust and American Century Quantitative
                  Equity Funds (Advisor Class) dated June 29, 1998 (filed
                  electronically as Exhibit m2 to Post-Effective Amendment No.
                  32 to the Registration Statement of American Century Target
                  Maturities Trust filed on January 31, 2000, File No.
                  33-19589).

            (n)   Not applicable.

            (o)   (1) Multiple Class Plan of American Century California
                  Tax-Free and Municipal Funds, American Century Government
                  Income Trust, American Century International Bond Funds,
                  American Century Investment Trust, American Century Municipal
                  Trust, American Century Target Maturities Trust and American
                  Century Quantitative Equity Funds dated August 1, 1997, (filed electronically as Exhibit o1 to Post-Effective Amendment No.
                  32 to the Registration Statement of American Century Target
                  Maturities Trust filed on January 31, 2000, File No. 2-94608).

                  (2) Amendment to Multiple Class Plan of American Century
                  California Tax-Free and Municipal Funds, American Century
                  Government Income Trust, American Century International Bond
                  Funds, American Century Investment Trust, American Century
                  Municipal Trust, American Century Target Maturities Trust and
                  American Century Quantitative Equity Funds dated June 29, 1998
                  (filed electronically as Exhibit o2 to Post-Effective
                  Amendment No. 32 to the Registration Statement of American
                  Century Target Maturities Trust filed on January 31, 2000,
                  File No. 2-94608).

            (p)   (1) American Century Investments Code of Ethics (filed
                  electronically as Exhibit p1 to Post-Effective Amendment No.
                  16 to the Registration Statement on Form N-1A of American
                  Century World Mutual Funds, Inc. on March 10, 2000, File No.
                  33-39242).

                  (2) Funds Distributor, Inc. Code of Ethics (filed
                  electronically as Exhibit p2 to Post-Effective Amendment No.
                  16 to the Registration Statement on Form N-1A of American
                  Century World Mutual Funds, Inc. on March 10, 2000, File No.
                  33-39242).

Item 24.    Persons Controlled by or Under Common Control with Registrant.

      None.

Item 25.    Indemnification.

      Under the laws of the State of California, the Directors are entitled and empowered to purchase insurance for and to provide by resolution or in the
      Bylaws for indemnification out of Corporation assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a
      Director or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Corporation. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the
      Board of Directors.

      Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of Registrant's Amended and Restated
      Bylaws, dated March 9, 1998, appearing as Exhibit B(2) of Post-Effective
      Amendment No. 21 filed on April 15, 1998.

      The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 26.    Business and Other Connections of Investment Advisor.

      None.

Item 27.    Principal Underwriters.

      I.    (a)   Funds Distributor, Inc. (FDI) acts as principal underwriter for the following investment companies.

            American Century California Tax-Free and Municipal Funds
            American Century Capital Portfolios, Inc.
            American Century Government Income Trust
            American Century International Bond Funds
            American Century Investment Trust
            American Century Municipal Trust
            American Century Mutual Funds, Inc.
            American Century Premium Reserves, Inc.
            American Century Quantitative Equity Funds
            American Century Strategic Asset Allocations, Inc.
            American Century Target Maturities Trust
            American Century Variable Portfolios, Inc.
            American Century World Mutual Funds, Inc.
            The Brinson Funds
            CDC MPT+ Funds
            Dresdner RCM Capital Funds, Inc.
            Dresdner Global Funds, Inc.
            Dresdner RCM Investment Funds, Inc.
            J.P. Morgan Institutional Funds
            J.P. Morgan Funds
            JPM Series Trust
            JPM Series Trust II
            LaSalle Partners Funds, Inc.
            Merrimac Series
            Monetta Fund, Inc.
            Monetta Trust
            The Montgomery Funds I
            The Montgomery Funds II
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            Nomura Pacific Basin Fund, Inc.
            Orbitex Group of Funds
            The Saratoga Advantage Trust
            SG Cowen Funds, Inc.
            SG Cowen Income + Growth Fund, Inc.
            SG Cowen Standby Reserve Fund, Inc.
            SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
            SG Cowen Series Funds, Inc.
            The Skyline Funds
            SoGen Funds, Inc.
            SoGen Variable Funds, Inc.
            St. Clair Funds, Inc.
            TD Waterhouse Investors Family of Funds, Inc.
            TD Waterhouse Trust
            WEBS Index Fund, Inc.

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of
            Securities Dealers. FDI is located at 60 State Street, Suite 1300,
            Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b)   The following is a list of the executive officers, directors and partners of FDI:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President,              none
                                     General Counsel, Chief
                                     Compliance Officer,
                                     Secretary and Clerk

Joseph F. Tower, III                 Director, Senior Vice President     none
                                     and Treasurer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none

William J. Stetter                   Vice President and                  none
                                     Chief Financial Officer
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c)   Not applicable.

            II. (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

            ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

            (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices           Positions and Offices
Business Address*          with Underwriter                with Registrant
--------------------------------------------------------------------------------
W. Gordon Snyder           President                       none

James E. Stowers III       Chief Executive Officer         Chairman and
                           and Director                    Director

William M. Lyons           Chief Operating Officer,        Director
                           Executive Vice President,
                           Secretary and Director

Robert T. Jackson          Executive Vice President        none
                           and Chief Financial Officer

Kevin Cuccias              Senior Vice President           none

Brian Jeter                Senior Vice President           none

Mark Killen                Senior Vice President           none

Tom Kmak                   Senior Vice President           none

David C. Tucker            Senior Vice President           Vice President
                           and General Counsel

--------------------
* All addresses are 4500 Main Street, Kansas City, Missouri 64111

            (c) Not applicable.

Item 28.    Location of Accounts and Records.

      All accounts, books and other documents required to be maintained by
      Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation
      and American Century Investment Management, Inc., all located at American
      Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

Item 29.    Management Services.

      Not Applicable.

Item 30.    Undertakings.

      Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, American Century Quantitative Equity Funds, the
Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 27 to its Registration Statement pursuant to
Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 27/Amendment No. 29 to its
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri, on the 27th day
of April, 2000.

                                      AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
                                      (Registrant)

                                      By: /*/ George A. Rio
                                      George A. Rio
                                      President and Principal Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No. 27/Amendment No. 29 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                       Date

*George A. Rio                       President, Principal        April 27, 2000
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer   April 27, 2000
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                    April 27, 2000
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                    April 27, 2000
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                    April 27, 2000
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                    April 27, 2000
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                    April 27, 2000
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                    April 27, 2000
---------------------------------
Isaac Stein

*James E. Stowers III                Director                    April 27, 2000
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                    April 27, 2000
---------------------------------
Jeanne D. Wohlers

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT     DESCRIPTION

EX-99.a     Amended and Restated Articles of Incorporation of American Century
            Quantitative Equity Funds dated March 1, 1999 (filed as part of
            Post-Effective No. 26 to the Registration Statement on Form N-1A of
            the Registrant, File No. 33-19594, filed on March 31, 1999, and incorporated herein by reference).

EX-99.b     Amended and Restated Bylaws dated March 9, 1998 (filed as a part of
            Post-Effective Amendment No. 21 to the Registration Statement on
            Form N1-A of the Registrant, File No. 33-19589, filed on April 15,
            1998, and incorporated herein by reference).

EX-99.d1    Management Agreement - Investor Class between American Century
            Quantitative Equity Funds and American Century Investment
            Management, Inc., dated August 1, 1997 (filed as a part of
            Post-Effective Amendment No. 33 to the Registration Statement on
            Form N1-A of American Century Government Income Trust, File No.
            2-99222, filed July 31, 1997, and incorporated herein by reference).

EX-99.d2    Amendment to Management Agreement - Investor Class between American
            Century Quantitative Equity Funds and American Century Investment
            Management, Inc., dated March 9, 1998 (filed as a part of
            Post-Effective Amendment No. 23 to the Registration Statement on
            Form N-1A of American Century Municipal Trust, File No. 2-91229,
            filed March 26, 1998, and incorporated herein by reference).

EX-99.d3    Management Agreement - Advisor Class between American Century
            Quantitative Equity Funds and American Century Investment
            Management, Inc., dated August 1, 1997 (filed as a part of
            Post-Effective Amendment No. 27 to the Registration Statement on
            Form N1-A of for American Century Target Maturities Trust, File No.
            2-94608, filed on August 29, 1997, and incorporated herein by reference).

EX-99.d4    Amendment to Management Agreement - Advisor Class between American
            Century Quantitative Equity Funds and American Century Investment
            Management, Inc., dated July 1, 1998.

EX-99.d5    Management Agreement - Institutional Class between American Century
            Quantitative Equity Funds and American Century Investment
            Management, Inc., dated August 1, 1997 (filed as a part of
            Post-Effective Amendment No. 20 to the Registration Statement on
            Form N1-A of the Registrant, File No. 33-19589, filed on August 29,
            1997, and incorporated herein by reference).

EX-99.d6    Amendment to Management Agreement - Institutional Class between
            American Century Quantitative Equity Funds and American Century
            Investment Management, Inc., dated July 1, 1998.

EX-99.e1    Distribution Agreement between American Century Quantitative Equity
            Funds and Funds Distributor, Inc., dated January 15, 1998 (filed as a part of Post-Effective Amendment No. 28 to the Registration
            Statement on Form N1-A of American Century Target Maturities Trust,
            File No. 2-94608, filed on January 30, 1998, and incorporated herein by reference).

EX-99.e2    Amendment No. 1 to Distribution Agreement between American Century
            Quantitative Equity Funds and Funds Distributor, Inc., dated June 1,
            1998 (filed as a part of Post-Effective Amendment No. 23 to the
            Registration Statement on Form N-1A of the Registrant, File No.
            33-19589, filed on June 29, 1998, and incorporated herein by reference).

EX-99.e3    Amendment No. 2 to the Distribution Agreement between American
            Century Quantitative Equity Funds and Funds Distributor, Inc. dated
            December 1, 1998 (filed as Exhibit 6c to Post-Effective Amendment
            No. 12 to the Registration Statement of American Century World
            Mutual Funds, Inc. , File No. 33-39242, filed on November 13, 1998 and incorporated herein by reference).

EX-99.e4    Amendment No. 3 to Distribution Agreement between American Century
            Quantitative Equity Funds and Funds Distributor, Inc. dated January
            29, 1999 (filed as Exhibit e4 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of American Century Variable
            Portfolios, Inc. File No. 33-14567, filed on January 15, 1999, and incorporated herein by reference).

EX-99.e5    Amendment No. 4 to the Distribution Agreement between American
            Century Quantitative Equity Funds and Funds Distributor, Inc. dated
            July 30, 1999 (filed as Exhibit e5 to Post-Effective Amendment No.
            16 to the Registration Statement on Form N-1A of American Century
            Capital Portfolios, Inc., File No. 33-64872, filed on July 29, 1999, and incorporated herein by reference).

EX-99.e6    Amendment No. 5 to the Distribution Agreement between American
            Century Quantitative Equity Funds and Funds Distributor, Inc. (filed as Exhibit e6 to Post-Effective Amendment No. 87 to the Registration
            Statement on Form N-1A of American Century Mutual Funds, Inc., File
            No. 2-14213, filed on November 29, 1999, and incorporated herein by reference).

EX-99.e7    Distribution Agreement between American Century Quantitative Equity
            Funds and American Century Investment Services, Inc. dated March 13,
            2000 (filed as Exhibit e7 to Post-Effective Amendment No. 17 to the
            Registration Statement on Form N-1A of American Century World Mutual
            Funds, Inc., File No. 33-39242, filed on March 30, 2000, and incorporated herein by reference).

EX-99.g1    Global Custody Agreement between The Chase Manhattan Bank and the
            Twentieth Century and Benham funds, dated August 9, 1996
            Post-Effective Amendment No. 31 to the Registration Statement on
            Form N1-A of American Century Government Income Trust, File No.
            2-99222, filed on February 7, 1997, and incorporated herein by reference).

EX-99.g2    Master Agreement by and between Twentieth Century Services, Inc. and
            Commerce Bank, N. A. dated January 22, 1997 (filed as a part of
            Post-Effective Amendment No. 76 to the Registration Statement on
            Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213,
            filed February 28, 1997 and incorporated herein by reference).

EX-99.h1    Transfer Agency Agreement between American Century Quantitative
            Equity Funds and American Century Services Corporation, dated August
            1, 1997 (filed as a part of Post-Effective Amendment No. 33 to the
            Registration Statement on Form N1-A of American Century Government
            Income Trust, File No. 2-99222, filed on July 31, 1997, and incorporated herein by reference).

EX-99.h2    Amendment to Transfer Agency Agreement between American Century
            Quantitative Equity Funds and American Century Services Corporation,
            dated June 29, 1998 (filed as a part of Post-Effective Amendment No.
            23 to the Registration Statement on Form N-1A of the Registrant,
            File No. 33-19589, filed on June 29, 1998, and incorporated herein by reference).

EX-99.h3    Credit Agreement between American Century Funds and The Chase
            Manhattan Bank as Administrative Agent, dated as of December 21,
            1999 (filed as part of Post-Effective Amendment No. 29 to the
            Registration Statement on Form N-1A of American Century California
            Tax-Free and Municipal Funds, File No. 2-82734, filed on December
            29, 1999, and incorporated herein by reference).

EX-99.i     Opinion and Consent of Counsel (filed as part of Post-Effective
            Amendment No. 26 to the Registration Statement on Form N-1A of the
            Registrant, File No. 33-19589, filed on March 31, 1999, and incorporated herein by reference).

EX-99.j1    Consent of PricewaterhouseCoopers LLP.

EX-99.j2    Power of Attorney (filed as a part of Post-Effective Amendment No.
            24 on Form N-1A of the Registrant, File No. 33-19589, filed on
            January 5, 1999, and incorporated herein by reference).

EX-99.m1    Master Distribution and Shareholder Services Plan of American
            Century Government Income Trust, American Century International Bond
            Fund, American Century Target Maturities Trust and American Century
            Quantitative Equity Funds (Advisor Class) dated August 1, 1997
            (filed as a part of Post-Effective Amendment No. 32 to the
            Registration Statement on Form N1-A for American Century Target
            Maturities Trust, File No. 2-94608, filed on January 31, 2000, and incorporated herein by reference).

EX-99.m2    Amendment No. 1 to Master Distribution and Shareholder Services Plan
            of American Century Quantitative Equity Funds (Advisor Class) dated
            June 29, 1998 (filed as a part of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of American Century Target
            Maturities Trust, File No. 2-94608, filed on January 31, 2000, and incorporated herein by reference).

EX-99.o1    Multiple Class Plan of American Century California Tax-Free and
            Municipal Funds, American Century Government Income Trust, American
            Century International Bond Funds, American Century Investment Trust,
            American Century Municipal Trust, American Century Target Maturities
            Trust and American Century Quantitative Equity Funds dated August 1,
            1997 (filed as a part of Post-Effective Amendment No. 32 to the
            Registration Statement on Form N1-A for American Century Target
            Maturities Trust, File No. 2-94608, filed on January 31, 2000, and incorporated herein by reference).

EX-99.o2    Amendment to Multiple Class Plan of American Century Quantitative
            Equity Funds dated June 29, 1998 (filed as a part of Post-Effective
            Amendment No. 32 to the Registration Statement of American Century
            Target Maturities Trust, File No. 2-94608, filed on January 31,
            2000, and incorporated herein by reference).

EX-99.p1    American Century Investments Code of Ethics (filed as Exhibit p1 to
            Post-Effective Amendment No. 16 to the Registration Statement on
            Form N-1A of American Century World Mutual Funds, Inc., File No.
            33-39242, filed on March 10, 2000, and incorporated herein by reference).

EX-99.p2    Funds Distributor, Inc. Code of Ethics (filed as Exhibit p2 to Post-
            Effective Amendment No. 16 to the Registration Statement on Form
            N-1A of American Century World Mutual Funds, Inc., File No.
            33-39242, filed on March 10, 2000, and incorporated herein by reference).